UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc.
Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Total Return Fund of
BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 800 Scudders Mill
Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 – 09/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock Total Return Fund OF BLACKROCK BOND FUND, INC. ANNUAL REPORT | SEPTEMBER 30, 2008

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines related to the housing market turmoil, volatile energy prices, and the escalating credit crisis. The news took an extraordinarily heavy tone in September as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting the largest government rescue plan since the Great Depression.

Through it all, the Federal Reserve Board (the “Fed”) has taken decisive action to restore liquidity and bolster financial market stability. Key moves included slashing the target federal funds rate 275 basis points (2.75%) between October 2007 and April 2008 and providing massive cash injections and lending programs. As the credit crisis took an extreme turn for the worse, the Fed, in concert with five other global central banks, cut interest rates by 50 basis points in early October in a rare move intended to stave off worldwide economic damage from the intensifying financial market turmoil. The U.S. economy managed to grow at a slow-but-positive pace through the second quarter of the year, though recent events almost certainly portend a global economic recession.

Against this backdrop, U.S. stocks experienced intense volatility and generally posted losses for the current reporting period, with small-cap stocks faring noticeably better than their larger counterparts. Non-U.S. markets followed the U.S. on the way down and, notably, decelerated at a faster pace than domestic equities — a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury securities also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) amid an ongoing flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then declined again to 3.85% by period-end as the financial market contagion widened. Tax-exempt issues underperformed overall, as problems among municipal bond insurers and the collapse in the market for auction rate securities pressured the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets led to considerable weakness in the high yield sector.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses over the six- and 12-month reporting periods:

Total Returns as of September 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(10.87)%	(21.98)%

Small cap U.S. equities (Russell 2000 Index)	(0.54)	(14.48)

International equities (MSCI Europe, Australasia, Far East Index)	(22.35)	(30.50)

Fixed income (Barclays Capital U.S. Aggregate Index)*	(1.50)	3.65

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)*	(2.59)	(1.87)

High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index)*	(6.77)	(10.51)

*	Formerly a Lehman Brothers index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary

Portfolio Management Commentary

How did the Fund perform?
•For the year ended September 30, 2008, the Fund’s total return
(through its investment in Master Total Return Portfolio) lagged that of the benchmark Barclays Capital U.S. Aggregate Index.

What factors influenced performance?
•The Portfolio’s overweight to high-quality spread sectors — including agency and non-agency mortgage-backed securities (MBS) (both fixed and adjustable-rate), commercial mortgage-backed securities (CMBS)
and asset-backed securities (ABS) — was the primary detractor from comparative performance. Throughout the period, continued write-
downs and forced de-leveraging at institutions and hedge funds pushed spreads on these sectors sharply wider, regardless of quality. An under-
weight in U.S. Treasury securities further hampered returns, as uncertain-
ties over the outlook for financial markets and the broader economy prompted a massive investor flight to quality, and these issues outper-
formed. Additionally, an overweight to the financial subsector of the credit markets detracted from Fund performance, as the sector lagged duration-adjusted Treasury securities by 14.35% .

•In contrast, the Portfolio’s underweight to agencies benefited relative results. Our bias for a steepening yield curve also paid off as the spread between two-year and 10-year Treasury securities increased by over 120 basis points (1.20%) . Additionally, security selection in CMBS and ABS proved advantageous, as did our decision to hold minimal exposure to
“plus sectors,” including emerging market debt and high yield, which significantly underperformed over the period.

Describe recent portfolio activity.
•Over the 12 months, we modestly increased our exposure to agency debentures, but maintained an overall underweight given opportunities in other spread sectors. We also increased exposure to non-agency
ARMs, as we believe these assets represent outstanding long-term value from a fundamental perspective relative to other spread sectors. While we retained an overweight to AAA-rated CMBS, we opportunistically decreased the Portfolio’s exposure to the sector on recent spread tight-
ening. In light of global economic weakness and diminishing earnings potential, we also continued to reduce our allocation to corporate debt, though we maintained an overweight to the financial subsector.

Describe the Portfolio’s positioning at period-end.
•The Portfolio ended the period slightly long duration versus the bench-
mark, with a bias toward a steeper yield curve. We have maintained our underweight to U.S. Treasury and agency debt in favor of high-quality spread assets, including MBS, CMBS and ABS. Within the ABS sector, we maintain an up-in-quality bias and are focused on short-dated, fixed-
rate credit card and auto paper from top-tier prime issuers, as well as selective high-quality home equity bonds. We continue to hold an overall underweight to investment grade corporates; however, we maintain an overweight in the financials subsector, favoring higher-quality names of stronger financial firms, while avoiding exposure to regional banks.

•At period-end, we held a small allocation to non-dollar debt issues
(roughly 2% of total assets), namely a long position in European bonds.
We also held a small allocation to the high yield sector (about 1%), focusing on higher-quality issues.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

4 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Total Return Based on a $10,000 Investment

[1] Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
[2] The Fund invests primarily in long-term, fixed income securities that are rated in the four highest categories of the recognized rating agencies (Baa or better by Moody’s Investors Service, Inc. or BBB or better by Standard & Poor’s).
[3] This unmanaged market-weighted Index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.
[4] Commencement of operations.

Performance Summary for the Period Ended September 30, 2008

					Average Annual Total Returns[6]

			1 Year		5 Years		Since Inception[7]

	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge

BlackRock	5.71%	(7.80)%	(6.11)%	(6.11)%	1.67%	1.67%	3.30%	3.30%
Institutional	5.55	(7.88)	(6.26)	(6.26)	1.49	1.49	3.13	3.13
Service	5.32	(7.96)	(6.47)	(6.47)	1.20	1.20	2.79	2.79
Investor A	4.98	(8.03)	(6.56)	(10.29)	1.21	0.39	2.84	2.23
Investor A1	5.28	(7.98)	(6.46)	(7.40)	1.34	1.14	2.99	2.83
Investor B	4.48	(8.33)	(7.18)	(10.74)	0.65	0.31	2.28	2.28
Investor B1	4.79	(8.11)	(6.91)	(7.80)	0.94	0.94	2.58	2.58
Investor B2	5.29	(7.91)	(6.50)	(10.51)	0.73	0.39	2.29	2.29
Investor C	4.61	(8.29)	(7.12)	(8.01)	0.48	0.48	2.11	2.11
Investor C1	4.49	(8.21)	(7.09)	(7.98)	0.65	0.65	2.28	2.28
Investor C2	4.66	(8.13)	(6.95)	(7.84)	0.93	0.93	2.57	2.57
Class R	5.00	(8.11)	(6.76)	(6.76)	0.97	0.97	2.60	2.60
Barclays Capital
U.S. Aggregate Index	—	(1.50)	3.65	3.65	3.78	3.78	4.95	4.95

[6] Assuming maximum sales charges, if any. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
[7] The Fund commenced operations on 12/7/2001.

Past performance is not indicative of future results.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

5

About Fund Performance

•BlackRock Shares are not subject to any sales charge. BlackRock
Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to September 24, 2007, BlackRock
Share performance results are those of BlackRock Shares of a prede-
cessor fund with no adjustments.

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to September 24, 2007, Institutional
Share performance results are those of BlackRock Shares of a prede-
cessor fund restated to reflect Institutional Share fees.

•Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to September 24,
2007, Service Share performance results are those of Investor A Shares of a predecessor fund restated to reflect Service Share fees.

•Investor A Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.25% per year (but no distribution fee). Prior to September 24, 2007, Investor A Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor A Share fees.

•Investor A1 Shares incur a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee). Prior to September 24, 2007, Investor A1 Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor A1 Share fees.

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor B Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor B Share fees.

•Investor B1 Shares are subject to a maximum contingent deferred sales charge of 1%, declining to 0% after three years. In addition,
Investor B1 Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Prior to September 24, 2007,
Investor B1 Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor B1 Share fees.

•Investor B2 Shares are subject to a maximum contingent deferred sales charge of 4.50%, declining to 0% after six years. In addition,
Investor B2 Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to September 24, 2007,
Investor B2 Share performance results are those of Investor B Shares of a predecessor fund, with no adjustments.

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to September 24, 2007, Investor C Share per-
formance results are those of Investor C Shares of a predecessor fund with no adjustments.

•Investor C1 Shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to September 24, 2007, Investor C1 Share per-
formance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor C1 Share fees.

•Investor C2 Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. In addition, Investor C2 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to September 24, 2007, Investor C2 Share per-
formance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor C2 Share fees.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to October 2,
2006, Class R Share performance results are those of the Class R
Shares of a predecessor fund. Prior to the predecessor fund Class R
Shares inception date, the Class R Share performance is based on the performance of the BlackRock Shares of the predecessor fund restated
to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the per-
formance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to share-
holders. The Fund’s Manager waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.

6 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2008 and held through September 30,
2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses
Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

		Actual			Hypothetical[2]

	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During
	April 1, 2008	September 30, 2008	the Period[1]	April 1, 2008	September 30, 2008	the Period[1]

BlackRock	$1,000	$922.00	$2.07	$1,000	$1,022.85	$2.17
Institutional	$1,000	$921.20	$2.79	$1,000	$1,022.10	$2.93
Service	$1,000	$920.40	$3.79	$1,000	$1,021.05	$3.99
Investor A	$1,000	$919.70	$4.42	$1,000	$1,020.40	$4.65
Investor A1	$1,000	$920.20	$3.84	$1,000	$1,021.00	$4.04
Investor B	$1,000	$916.70	$7.48	$1,000	$1,017.20	$7.87
Investor B1	$1,000	$918.90	$6.09	$1,000	$1,018.65	$6.41
Investor B2	$1,000	$920.90	$4.03	$1,000	$1,020.80	$4.24
Investor C	$1,000	$917.10	$7.09	$1,000	$1,017.60	$7.47
Investor C1	$1,000	$917.90	$7.14	$1,000	$1,017.55	$7.52
Investor C2	$1,000	$918.70	$6.28	$1,000	$1,018.45	$6.61
Class R	$1,000	$918.90	$5.32	$1,000	$1,019.45	$5.60

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.43% for BlackRock, 0.58% for Institutional, 0.79% for Service, 0.92% for
Investor A, 0.80% for Investor A1, 1.56% for Investor B, 1.27% for Investor B1, 0.84% for Investor B2, 1.48% for Investor C, 1.49% for Investor C1, 1.31% for Investor C2
and 1.11% for Class R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
Currently, Investor B2 does not accrue distribution fees (12b-1 fees) due to regulatory fee limits. If, during the period, the distribution fees were accrued, the actual expense ratio would have been approximately 1.84%; the actual expenses paid would have been approximately $8.84; and the hypothetical expenses paid would have been approximately $9.27.
[2] Hypothetical 5% return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See above “Disclosure of Expenses” for further information on how expenses were calculated.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

7

Statement of Assets and Liabilities	BlackRock Total Return Fund

September 30, 2008

Assets

Investment at value — Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”) (cost — $2,755,491,192)	$2,435,819,431
Capital shares sold receivable	9,829,274
Withdrawals receivable from the Master Portfolio	1,192,354
Prepaid expenses	59,779
Other assets	20,347

Total assets	2,446,921,185

Liabilities

Capital shares redeemed payable	11,021,629
Income dividends payable	8,902,443
Other affiliates payable	874,687
Distribution fees payable	599,747
Investment advisory fees payable	325,452
Officer’s and Directors’ fees payable	845

Total liabilities	21,724,803

Net Assets	$2,425,196,382

Net Assets Consist of

BlackRock Class Shares, $0.10 par value, 100,000,000 shares authorized	$ 3,638,344
Institutional Shares, $0.10 par value, 250,000,000 shares authorized	6,324,274
Service Shares, $0.10 par value, 50,000,000 shares authorized	13,034
Investor A Shares, $0.10 par value, 100,000,000 shares authorized	6,086,441
Investor A1 Shares, $0.10 par value, 50,000,000 shares authorized	1,074,837
Investor B Shares, $0.10 par value, 250,000,000 shares authorized	1,291,599
Investor B1 Shares, $0.10 par value, 50,000,000 shares authorized	245,284
Investor B2 Shares, $0.10 par value, 50,000,000 shares authorized	6,022
Investor C Shares, $0.10 par value, 100,000,000 shares authorized	1,547,741
Investor C1 Shares, $0.10 par value, 100,000,000 shares authorized	2,932,224
Investor C2 Shares, $0.10 par value, 50,000,000 shares authorized	148,779
Class R Shares, $0.10 par value, 250,000,000 shares authorized	569,760
Paid-in capital in excess of par	2,775,556,746
Undistributed net investment income	7,741,988
Accumulated net realized loss	(62,308,930)
Net unrealized appreciation/depreciation	(319,671,761)

Net Assets	$2,425,196,382

Net Asset Value

BlackRock — Based on net assets of $369,607,431 and 36,383,436 shares outstanding	$ 10.16

Institutional — Based on net assets of $642,176,669 and 63,242,735 shares outstanding	$ 10.15

Service — Based on net assets of $1,324,257 and 130,336 shares outstanding	$ 10.16

Investor A — Based on net assets of $618,345,801 and 60,864,407 shares outstanding	$ 10.16

Investor A1 — Based on net assets of $109,124,928 and 10,748,365 shares outstanding	$ 10.15

Investor B — Based on net assets of $131,142,314 and 12,915,990 shares outstanding	$ 10.15

Investor B1 — Based on net assets of $24,911,727 and 2,452,840 shares outstanding	$ 10.16

Investor B2 — Based on net assets of $611,702 and 60,224 shares outstanding	$ 10.16

Investor C — Based on net assets of $157,146,757 and 15,477,408 shares outstanding	$ 10.15

Investor C1 — Based on net assets of $297,811,347 and 29,322,237 shares outstanding	$ 10.16

Investor C2 — Based on net assets of $15,098,905 and 1,487,794 shares outstanding	$ 10.15

Class R — Based on net assets of $57,894,544 and 5,697,602 shares outstanding	$ 10.16

See Notes to Financial Statements.

8 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Statement of Operations	BlackRock Total Return Fund

Year Ended September 30, 2008
Investment Income
Net investment income allocated from the Master Portfolio:
Interest	$ 164,140,486
Dividends	2,013,199
Expenses	(4,449,456)

Total income	161,704,229

Expenses
Investment advisory	10,599,116
Service — Service	4,030
Service — Investor A	1,759,430
Service — Investor A1	133,046
Service — Investor B2	2,018
Service and distribution — Investor B	1,247,742
Service and distribution — Investor B1	173,038
Service and distribution — Investor C	1,605,751
Service and distribution — Investor C1	2,874,471
Service and distribution — Investor C2	90,524
Service and distribution — Class R	321,652
Transfer agent — BlackRock	76,675
Transfer agent — Institutional	1,118,608
Transfer agent — Service	2,798
Transfer agent — Investor A	1,500,577
Transfer agent — Investor A1	318,495
Transfer agent — Investor B	592,659
Transfer agent — Investor B1	113,584
Transfer agent — Investor B2	1,857
Transfer agent — Investor C	661,422
Transfer agent — Investor C1	788,162
Transfer agent — Investor C2	65,786
Transfer agent — Class R	217,091
Printing	212,479
Registration	131,462
Professional	72,471
Officer and Directors	3,552
Miscellaneous	27,454
Total expenses	24,715,950
Less fees waived by advisor	(3,087,156)
Total expenses after fees waived	21,628,794
Net investment income	140,075,435

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized gain from investments, futures, swaps, foreign currency, TBA sale commitments and options written	7,050,809
Net change in unrealized appreciation/depreciation on investments, futures, swaps, foreign currency, options written and TBA sale commitments	(313,660,319)
Total realized and unrealized loss	(306,609,510)
Net Decrease in Net Assets Resulting from Operations	$ (166,534,075)

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

9

Statements of Changes in Net Assets	BlackRock Total Return Fund

	Year Ended
	September 30,

Increase (Decrease) in Net Assets:	2008	2007
Operations

Net investment income	$ 140,075,435	$ 25,974,264
Net realized gain	7,050,809	614,855
Net change in unrealized appreciation/depreciation	(313,660,319)	413,553
Net increase (decrease) in net assets resulting from operations	(166,534,075)	27,002,672

Dividends to Shareholders From
Net investment income:
BlackRock	(24,241,317)	(22,990,136)[1]
Institutional	(39,607,234)	(835,421)
Service	(78,874)	(54,310)[2]
Investor A	(33,849,664)	(621,528)
Investor A1	(6,540,091)	(140,805)
Investor B	(6,900,088)	(155,787)
Investor B1	(1,530,110)	(37,390)
Investor B2	(38,335)	(29,281)
Investor C	(6,756,749)	(185,522)
Investor C1	(15,218,476)	(320,647)
Investor C2	(795,282)	(17,587)
Class R	(2,953,008)	(56,412)
Decrease in net assets resulting from dividends to shareholders	(138,509,228)	(25,444,826)

Capital Share Transactions
Net increase (decrease) in net assets derived from share transactions	(289,905,053)	2,647,204,535

Net Assets
Total increase (decrease) in net assets	(594,948,356)	2,648,762,381
Beginning of year	3,020,144,738	371,382,357
End of year	$2,425,196,382	$3,020,144,738
End of year undistributed (distributions in excess of) net investment income	$ 7,741,988	$ (4,604,527)

[1] Includes distributions from BlackRock Total Return Portfolio Institutional Shares prior to September 24, 2007.
[2] Includes distributions from BlackRock Total Return Portfolio Investor A Shares prior to September 24, 2007.

See Notes to Financial Statements.

10 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Financial Highlights				BlackRock Total Return Fund

			BlackRock

		Year Ended September 30,

	2008	2007[1]	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 11.41	$ 11.50	$ 11.65	$ 11.73	$ 11.86
Net investment income[2]	0.60	0.53	0.51	0.47	0.44
Net realized and unrealized loss	(1.26)	(0.11)	(0.09)	(0.09)	(0.01)
Net increase (decrease) from investment operations	(0.66)	0.42	0.42	0.38	0.43
Dividends and distributions from:
Net investment income	(0.59)	(0.51)	(0.51)	(0.46)	(0.41)
Net realized gain	—	—	(0.06)	—	(0.15)
Total dividends and distributions	(0.59)	(0.51)	(0.57)	(0.46)	(0.56)
Net asset value, end of year	$ 10.16	$ 11.41	$ 11.50	$ 11.65	$ 11.73

Total Investment Return
Based on net asset value	(6.11)%	4.24%	3.76%	3.21%	3.65%

Ratios to Average Net Assets
Total expenses after waiver	0.45%[3]	0.48%[3]	0.40%	0.40%	0.40%
Total expenses	0.55%[3]	0.75%[3]	0.69%	0.72%	0.71%
Net investment income	5.30%[3]	5.13%[3]	4.50%	3.98%	3.68%

Supplemental Data
Net assets, end of year (000)	$ 369,607	$ 490,237	$ 366,353	$ 326,033	$ 285,096
Portfolio turnover of the Fund	—	238%[4]	192%	358%	412%
Portfolio turnover of the Master Portfolio	1,081%[5]	153%[6]	—	—	—

1 On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.
[2] Based on average shares outstanding.
[3] Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
[4] Represents the portfolio turnover for the period October 1, 2006 to September 24, 2007.
[5] Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
[6] Represents the portfolio turnover for the year.
The performance prior to September 24, 2007 set forth in this table is the financial data of BlackRock Shares of the BlackRock Total Return Portfolio. BlackRock Total
Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.134182.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

11

Financial Highlights (continued)	BlackRock Total Return Fund

	Institutional
		Period
		September 24,
	Year Ended	2007[1] to
	September 30,	September 30,
	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 11.40	$ 11.38
Net investment income[2]	0.58	0.01
Net realized and unrealized gain (loss)	(1.25)	0.03
Net increase (decrease) from investment operations	(0.67)	0.04
Dividends from net investment income	(0.58)	(0.02)
Net asset value, end of period	$ 10.15	$ 11.40

Total Investment Return
Based on net asset value	(6.26)%	0.27%[3]

Ratios to Average Net Assets[4]
Total expenses after waiver	0.59%	0.55%[5]
Total expenses	0.68%	0.67%[5]
Net investment income	5.16%	4.54%[5]

Supplemental Data
Net assets, end of period (000)	$ 642,177	$ 837,730
Portfolio turnover of the Master Portfolio	1,081%[6]	153%[7]

[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Aggregate total investment return.
[4] Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
[5] Annualized.
[6] Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
[7] Represents the portfolio turnover for the year.

See Notes to Financial Statements.

12 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Financial Highlights (continued)				BlackRock Total Return Fund

			Service
		Year Ended September 30,
	2008	2007[1]	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$ 11.41	$ 11.50	$ 11.64	$ 11.72	$ 11.78
Net investment income[2]	0.55	0.50	0.45	0.43	0.43
Net realized and unrealized gain (loss)	(1.25)	(0.12)	(0.07)	(0.10)	0.01
Net increase (decrease) from investment operations	(0.70)	0.38	0.38	0.33	0.44
Dividends and distributions from:
Net investment income	(0.55)	(0.47)	(0.46)	(0.41)	(0.36)
Net realized gain	—	—	(0.06)	—	(0.14)
Total dividends and distributions	(0.55)	(0.47)	(0.52)	(0.41)	(0.50)
Net asset value, end of year	$ 10.16	$ 11.41	$ 11.50	$ 11.64	$ 11.72

Total Investment Return
Based on net asset value	(6.47)%	3.88%	3.38%	2.77%	3.78%

Ratios to Average Net Assets
Total expenses after waiver	0.81%[3]	0.91%[3]	0.88%	0.80%	0.78%
Total expenses	0.96%[3]	1.25%[3]	31.07%	1.08%	1.07%
Net investment income	4.92%[3]	4.80%[3]	3.93%	3.57%	3.74%

Supplemental Data
Net assets, end of year (000)	$ 1,324	$ 1,769	—[4]	—[4]	$ 29
Portfolio turnover of the Fund	—	238%[5]	192%	358%	412%
Portfolio turnover of the Master Portfolio	1,081%[6]	153%[7]	—	—	—

1 On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.
[2] Based on average shares outstanding.
[3] Includes the Fund's share of the Master Portfolio’s allocated expenses and/or net investment income.
[4] Amount is less than $1,000.
[5] Represents the portfolio turnover for the period October 1, 2006 to September 24, 2007.
[6] Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
[7] Represents the portfolio turnover for the year.
The performance prior to September 24, 2007 set forth in this table is the financial data of Service Shares of the BlackRock Total Return Portfolio. BlackRock Total Return
Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.126588.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

13

Financial Highlights (continued)			BlackRock Total Return Fund

	Investor A		Investor A1
		Period		Period
		September 24,		September 24,
	Year Ended	2007[1] to	Year Ended	2007[1] to
	September 30,	September 30,	September 30,	September 30,
	2008	2007	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 11.41	$ 11.38	$ 11.40	$ 11.38
Net Investment income[2]	0.55	0.01	0.56	0.01
Net realized and unrealized gain (loss)	(1.26)	0.03	(1.26)	0.03
Net increase (decrease) from investment operations	(0.71)	0.04	(0.70)	0.04
Dividends from net investment income	(0.54)	(0.01)	(0.55)	(0.02)
Net asset value, end of period	$ 10.16	$ 11.41	$ 10.15	$ 11.40

Total Investment Return[3]
Based on net asset value	(6.56)%	0.35%[4]	(6.46)%	0.27%[4]

Ratios to Average Net Assets[5]
Total expenses after waiver	0.92%	0.90%[6]	0.81%	0.64%[6]
Total expenses	1.00%	1.02%[6]	0.88%	0.72%[6]
Net investment income	4.84%	4.17%[6]	4.95%	4.43%[6]

Supplemental Data
Net assets, end of period (000)	$ 618,346	$ 690,100	$ 109,125	$ 147,533
Portfolio turnover of the Master Portfolio	1,081%[7]	153%[8]	1,081%[7]	153%[8]

[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
[5] Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
[6] Annualized.
[7] Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
[8] Represents the portfolio turnover for the year.

See Notes to Financial Statements.

14 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Financial Highlights (continued)			BlackRock Total Return Fund

	Investor B		Investor B1
		Period		Period
		September 24,		September 24,
	Year Ended	2007[1] to	Year Ended	2007[1] to
	September 30,	September 30,	September 30,	September 30,
	2008	2007	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 11.40	$ 11.38	$ 11.41	$ 11.38
Net investment income[2]	0.47	0.01	0.50	0.01
Net realized and unrealized gain (loss)	(1.25)	0.02	(1.25)	0.03
Net increase (decrease) from investment operations	(0.78)	0.03	(0.75)	0.04
Dividends from net investment income	(0.47)	(0.01)	(0.50)	(0.01)
Net asset value, end of period	$ 10.15	$ 11.40	$ 10.16	$ 11.41

Total Investment Return[3]
Based on net asset value	(7.18)%	0.26%[4]	(6.91)%	0.35%[4]

Ratios to Average Net Assets[5]
Total expenses after waiver	1.57%	1.43%[6]	1.30%	1.12%[6]
Total expenses	1.64%	1.51%[6]	1.36%	1.20%[6]
Net investment income	4.18%	3.64%[6]	4.46%	3.96%[6]

Supplemental Data
Net assets, end of period (000)	$ 131,142	$ 193,973	$ 24,912	$ 42,961
Portfolio turnover of the Master Portfolio	1,081%[7]	153%[8]	1,081%[7]	153%[8]

[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
[5] Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
[6] Annualized.
[7] Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
[8] Represents the portfolio turnover for the year.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

15

Financial Highlights (continued)				BlackRock Total Return Fund

			Investor B2

		Year Ended September 30,

	2008	2007[1]	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 11.40	$ 11.49	$ 11.63	$ 11.71	$ 11.85
Net investment income[2]	0.54	0.49	0.38	0.33	0.28
Net realized and unrealized gain (loss)	(1.24)	(0.12)	(0.09)	(0.09)	—
Net increase (decrease) from investment operations	(0.70)	0.37	0.29	0.24	0.28
Dividends and distributions from:
Net investment income	(0.54)	(0.46)	(0.37)	(0.32)	(0.27)
Net realized gain	—	—	(0.06)	—	(0.15)
Total dividends and distributions	(0.54)	(0.46)	(0.43)	(0.32)	(0.42)
Net asset value, end of year	$ 10.16	$ 11.40	$ 11.49	$ 11.63	$ 11.71

Total Investment Return[3]
Based on net asset value	(6.50)%	3.59%	2.50%	2.02%	2.38%

Ratios to Average Net Assets
Total expenses after waiver	0.95%[4]	1.03%[4]	1.62%	1.56%	1.63%
Total expenses	1.02%[4]	1.28%[4]	3.30%	1.84%	1.97%
Net investment income	4.78%[4]	4.73%[4]	3.29%	2.84%	2.46%

Supplemental Data
Net assets, end of year (000)	$ 612	$ 1,027	$ 226	$ 137	$ 103
Portfolio turnover of the Fund	—	238%[5]	192%	358%	412%
Portfolio turnover of the Master Portfolio	1,081%[6]	153%[7]	—	—	—

1 On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.
[2] Based on average shares outstanding.
[3] Total investment returns exclude the effects of sales charges.
[4] Includes the Fund's share of the Master Portfolio’s allocated expenses and/or net investment income.
[5] Represents the portfolio turnover for the period October 1, 2006 to September 24, 2007.
[6] Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
[7] Represents the portfolio turnover for the year.
The performance prior to September 24, 2007 set forth in this table is the financial data of Investor B Shares of the BlackRock Total Return Portfolio. BlackRock Total Return
Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.132883.

See Notes to Financial Statements.

16 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Financial Highlights (continued)				BlackRock Total Return Fund

			Investor C
		Year Ended September 30,
	2008	2007[1]	2006	2005	2004

Per Share Operating Performance
Net asset value, beginning of year	$ 11.40	$ 11.49	$ 11.63	$ 11.71	$ 11.86
Net investment income[2]	0.48	0.16	0.38	0.32	0.31
Net realized and unrealized gain (loss)	(1.26)	0.16	(0.09)	(0.08)	(0.03)
Net increase (decrease) from investment operations	(0.78)	0.32	0.29	0.24	0.28
Dividends and distributions from:
Net investment income	(0.47)	(0.41)	(0.37)	(0.32)	(0.27)
Net realized gain	—	—	(0.06)	—	(0.16)
Total dividends and distributions	(0.47)	(0.41)	(0.43)	(0.32)	(0.43)
Net asset value, end of year	$ 10.15	$ 11.40	$ 11.49	$ 11.63	$ 11.71

Total Investment Return[3]
Based on net asset value	(7.12)%	3.12%	2.50%	2.02%	2.28%

Ratios to Average Net Assets
Total expenses after waiver	1.50%[4]	1.53%[4]	1.62%	1.56%	1.63%
Total expenses	1.95%[4]	2.08%[4]	10.03%	1.84%	1.97%
Net investment income	4.24%[4]	3.85%[4]	3.27%	2.78%	2.46%

Supplemental Data
Net assets, end of year (000)	$ 157,147	$ 137,586	$ 102	$ 53	—[5]
Portfolio turnover of the Fund	—	238%[6]	192%	358%	412%
Portfolio turnover of the Master Portfolio	1,081%[7]	153%[8]	—	—	—

1 On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.
[2] Based on average shares outstanding.
[3] Total investment returns exclude the effects of sales charges.
[4] Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
[5] Amount is less than $1,000.
[6] Represents the portfolio turnover for the period October 1, 2006 to September 24, 2007.
[7] Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
[8] Represents the portfolio turnover for the year.
The performance prior to September 24, 2007 set forth in this table is the financial data of Investor C Shares of the BlackRock Total Return Portfolio. BlackRock Total Return
Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share infor-
mation listed have been restated to reflect the conversion ratio of 1.133781.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

17

Financial Highlights (continued)			BlackRock Total Return Fund

	Investor C1		Investor C2

		Period		Period
		September 24,		September 24,
	Year Ended	2007[1] to	Year Ended	2007[1] to
	September 30,	September 30,	September 30,	September 30,
	2008	2007	2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$ 11.41	$ 11.38	$ 11.40	$ 11.37
Net investment income[2]	0.48	0.01	0.50	0.01
Net realized and unrealized gain (loss)	(1.25)	0.03	(1.26)	0.03
Net increase (decrease) from investment operations	(0.77)	0.04	(0.76)	0.04
Dividends from net investment income	(0.48)	(0.01)	(0.49)	(0.01)
Net asset value, end of period	$ 10.16	$ 11.41	$ 10.15	$ 11.40

Total Investment Return[3]
Based on net asset value	(7.09)%	0.35%[4]	(6.95)%	0.35%[4]

Ratios to Average Net Assets[5]
Total expenses after waiver	1.49%	1.37%[6]	1.33%	1.21%[6]
Total expenses	1.55%	1.45%[6]	1.40%	1.29%[6]
Net investment income	4.27%	3.70%[6]	4.42%	3.87%[6]

Supplemental Data
Net assets, end of period (000)	$ 297,811	$ 393,738	$ 15,099	$ 20,654
Portfolio turnover of the Master Portfolio	1,081%[7]	153%[8]	1,081%[7]	153%[8]

[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
[5] Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
[6] Annualized.
[7] Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
[8] Represents the portfolio turnover for the year.

See Notes to Financial Statements.

18 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Financial Highlights (concluded)	BlackRock Total Return Fund

	Class R
		Period
		October 2,
	Year Ended	2006[1] to
	September 30,	September 30,
	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 11.41	$ 11.50
Net investment income[2]	0.52	0.11
Net realized and unrealized gain (loss)	(1.25)	0.26
Net increase (decrease) from investment operations	(0.73)	0.37
Dividends from net investment income	(0.52)	(0.46)
Net asset value, end of period	$ 10.16	$ 11.41

Total Investment Return
Based on net asset value	(6.76)%	3.48%[3]

Ratios to Average Net Assets[4]
Total expenses after waiver	1.13%	1.10%[5]
Total expenses	1.37%	1.37%[5]
Net investment income	4.62%	4.01%[5]

Supplemental Data
Net assets, end of period (000)	$ 57,895	$ 62,836
Portfolio turnover of the Fund	—	238%[6]
Portfolio turnover of the Master Portfolio	1,081%[7]	153%[8]

[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Aggregate total investment return.
[4] Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
[5] Annualized.
[6] Represents the portfolio turnover for the year.
[7] Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
[8] Represents the portfolio turnover for the period October 1, 2006 to September 24, 2007.
The performance prior to September 24, 2007 set forth in this table is the financial data of Class R Shares of the BlackRock Total Return Portfolio. BlackRock Total Return
Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share infor-
mation listed have been restated to reflect the conservation ratio of 1.133286.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

19

Notes to Financial Statements BlackRock Total Return Fund

1. Significant Accounting Policies:

BlackRock Total Return Fund (the “Fund”) is a series of BlackRock
Bond Fund, Inc. (the “Bond Fund”) and is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master
Total Return Portfolio (the “Master Portfolio”), of Master Bond LLC (the
“Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master
Portfolio. The performance of the Fund is directly affected by the per-
formance of the Master Portfolio. The financial statements of the Master
Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates. The percentage of the Master Portfolio owned by the Fund at September 30, 2008 was
75.1% . On September 24, 2007, the Fund acquired substantially all of the assets and assumed substantially all of the liabilities of BlackRock
Total Return Portfolio (“Total Return Portfolio”), a portfolio of BlackRock
Funds II. The Fund is the surviving entity in the Reorganization, however,
Total Return Portfolio is the accounting survivor. As a result, the Fund assumed the performance and accounting history of Total Return
Portfolio at the closing of the Reorganization. The Fund’s net assets as of
September 24, 2007 of $2,538,462,638, including $6,028,458 of net unrealized depreciation, were combined with those of the Total Return
Portfolio. The aggregate net assets immediately after the acquisition amounted to $3,034,201,488. Also on September 24, 2007, all of
the portfolio securities held by the Fund were subsequently contributed to the Master Portfolio in exchange for an investment in the Master
Portfolio. The Fund offers multiple classes of shares. On September 24,
2007, pursuant to the Reorganization, Investor A Shares of the Total
Return Portfolio converted to Service Shares, Investor B Shares of the
Total Return Portfolio converted to Investor B2 Shares, Institutional
Shares of the Total Return Portfolio converted to BlackRock Shares and Investor C Shares and Class R Shares of Total Return Portfolio
received Investor C Shares and Class R Shares of the Fund, respectively.
Also, effective September 24, 2007, Institutional, Investor A, Investor A1,
Investor B, Investor B1, Investor C1 and Investor C2 Shares commenced operations. Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor A1

Shares are sold with a front-end sales charge. Investor B, Investor B1,
Investor B2, Investor C, Investor C1 and Investor C2 Shares are subject to a contingent deferred sales charge and also bear certain expenses related to the distribution of such shares. In addition, Investor A1,
Investor B, Investor B1, Investor B2, Investor C1 and Investor C2 Shares
are sold only to certain eligible investors. Class R Shares commenced operations on October 2, 2006 and are sold only to certain retirement plans. The acquisition was accomplished by a tax-free exchange.

All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service,
Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor C,
Investor C1, Investor C2 and Class R Shares bear certain expenses relat-
ed to the shareholder servicing of such shares and Investor B, Investor
B1, Investor B2, Investor C, Investor C1, Investor C2 and Class R Shares
also bear certain expenses related to the distribution of such shares.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that
Investor B, Investor B1 and Investor B2 shareholders may vote on certain changes to the Investor A and Investor A1 distribution plans as applica-
ble). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of investments: The Fund records its investments in the
Master Portfolio at fair value. Valuation of securities held by the Master
Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to
Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: Investment trans-
actions in the Master Portfolio are accounted for on a trade date basis.
The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addi-
tion, the Fund accrues its own expenses. Income and realized and unre-
alized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net invest-
ment income are declared daily and paid monthly. Distributions of capi-
tal gains are recorded on the ex-dividend dates.

20 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Notes to Financial Statements (continued) BlackRock Total Return Fund

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

Effective March 31, 2008, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, includ-
ing investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the applica-
tion of FIN 48 to the Fund, and has determined that the adoption of FIN
48 did not have a material impact on the Fund’s financial statements.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s U.S. federal tax returns remains open for the years ended September 30, 2005 through September 30, 2007. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS
161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of opera-
tions and financial position. In September 2008, FASB Staff Position
No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”), “Disclosures
about Credit Derivatives and Certain Guarantees: An Amendment of
FASB Statement No. 133 and FASB Interpretation No. 45; and
Clarification of the Effective Date of FASB Statement No. 161” was

issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133,
“Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

2. Investment Advisor Agreement and Other Transactions
with Affiliates:

The Bond Fund entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide administrative services (other than investment advice and related portfolio activities). The Bond Fund has also entered into separate Distribution Agreements and Distribution
Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors,
Inc. and its affiliates (“BDI”) (collectively, the “Distributor”). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. (“Merrill Lynch”)
and The PNC Financial Services Group, Inc. (“PNC”), are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each of the Bond
Fund’s portfolios, including the Fund, and provides the necessary per-
sonnel, facilities and equipment to provide such services to the Bond
Fund. The Advisor also performs certain administrative services neces-
sary for the operation of the Bond Fund. For such services the Advisor receives, at the end of each month, a fee with respect to the Fund at the annual rates set forth below which are based upon the aggregate average daily value of the Bond Fund’s net assets at the following annual rates: 0.50% of the Bond Fund’s average daily net assets not exceeding $250 million; 0.45% of the average daily net assets in excess of $250 million but not exceeding $500 million; 0.40% of aver-
age daily net assets in excess of $500 million but not exceeding $750

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

21

Notes to Financial Statements (continued) BlackRock Total Return Fund million; and 0.35% of average daily net assets in excess of $750 mil-
lion. For the year ended September 30, 2008, the aggregate average daily net assets of the Bond Fund, including the Fund and the Bond
Fund’s other series, BlackRock High Income Fund, were approximately
$4,163,791,000. The Advisor has contractually agreed to waive the
Fund’s investment advisory fee in the amount of the Fund’s share of the investment advisory fee paid by the Master Portfolio. For the year ended September 30, 2008, the Advisor earned fees of $10,599,116 of which $1,876,932 were waived. For the year ended September 30,
2008, the Advisor contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expense and certain other fund expenses) as a percentage of average daily net assets allocated to each class of the Fund as follows: 0.40% (for
BlackRock Shares), 0.55% (for Institutional Shares), 0.85% (for Service
Shares), 0.90% (for Investor A Shares), 1.65% (for Investor B2 Shares),
1.65% (for Investor C Shares) and 1.10% (for Class R Shares) until
February 1, 2009. In addition to the contractual waivers described above, the Advisor has voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses (excluding interest expense and certain other Fund expenses) as a percentage of average daily net assets allocated to each class of the Fund as follows: 1.53% (for
Investor B2 Shares) 1.45% (for Investor C Shares), 0.76% (for Service
Shares) and 1.08% (for Class R Shares). As a result, the Advisor waived its fees in the amount of $1,210,224.

The Advisor has entered into a sub-advisory agreement with BlackRock
Financial Management, Inc. (“BFM”), an affiliate of the Advisor, under which the Advisor pays BFM a fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor. There is no increase in the aggregate fees paid by the Bond Fund for these services.

Pursuant to the Distribution Plans adopted by the Bond Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the
Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Service	0.25%	—
Investor A	0.25%	—
Investor A1	0.10%	—
Investor B	0.25%	0.50%
Investor B1	0.25%	0.25%
Investor B2	0.25%	0.75%
Investor C	0.25%	0.75%
Investor C1	0.25%	0.55%
Investor C2	0.25%	0.25%
Class R	0.25%	0.25%

Pursuant to sub-agreements with the Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner and Smith Incorporated (“MLPF&S”),
a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor A1,
Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2
and Class R shareholders. For the year ended September 30, 2008 the Fund did not accrue Investor B2 distribution fees because of regulatory limits.

For the year ended September 30, 2008, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the
Fund’s Investor A Shares, which totaled $848,549 and affiliates received contingent deferred sales charges of $98,284, $1,508, $815, $89,514,
$11,919 and $81 relating to transactions in Investor B, Investor B1,
Investor B2, Investor C, Investor C1 and Investor C2 Shares, respectively.
Furthermore, affiliates received contingent deferred sales charges of
$4,151 relating to transactions subject to front-end sales charge waivers on Investor A Shares. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the year.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended September
30, 2008, the Fund paid $4,558,311 in return for these services, which are a component of the transfer agent fees in the accompanying
Statement of Operations.

22 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Notes to Financial Statements (continued) BlackRock Total Return Fund

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the year ended September 30, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees

BlackRock	$2,826
Institutional	$9,972
Service	$ 124
Investor A	$8,277
Investor A1	$1,353
Investor B	$2,546
Investor B1	$ 452
Investor B2	$ 67
Investor C	$2,432
Investor C1	$4,325
Investor C2	$ 210
Class R	$ 569

Certain officers and/or directors of the Bond Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the
Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United
States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or on net asset values per share. The following permanent differences as of
September 30, 2008 attributable to amortization methods on fixed income securities, foreign currency transactions, accounting for paydowns and accounting for swap agreements, were reclassified to the following accounts:

Increase (decrease) paid-in capital	(399,530)
Increase (decrease) undistributed net investment income	10,780,308
Increase (decrease) accumulated net realized gain (loss)	(10,380,778)

The tax character of distributions paid during the years ended September 30, 2008 and September 30, 2007 were as follows:

	9/30/2008	9/30/2007

Distributions paid from:
Ordinary income	$138,509,228	$25,444,826

Total taxable distributions	$138,509,228	$25,444,826

As of September 30, 2008, the tax components of accumulated losses were as follows:

Undistributed ordinary income	$ 12,729,875
Capital loss carryforwards	(55,122,576)
Net unrealized losses*	(331,846,002)

Total accumulated net losses	$ (374,238,703)

* The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the deferral of post-October capital losses for tax purposes, accounting for swap agreements and other book/tax tem-
porary differences.

As of September 30, 2008, the Fund had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates:

Expires September 30,

2009	$12,816,607
2013	71,451
2014	8,093,306
2015	23,885,656
2016	10,255,556

Total	$55,122,576

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

23

Notes to Financial Statements (continued)			BlackRock Total Return Fund

4. Capital Share Transactions:
Transactions in shares for each class were as follows:
	Year Ended		Year Ended
	September 30, 2008		September 30, 2007
	Shares	Amount	Shares	Amount
BlackRock
Shares sold	4,628,710	$ 52,477,533	20,100,906	$203,203,853
Conversion of shares from Institutional shares	—	—	638,927	6,376,491
Shares issued resulting from reorganization	—	—	88	1,002
Shares issued to shareholders in reinvestment of dividends	1,885,023	21,114,013	1,928,160	19,398,684
Total issued	6,513,733	73,591,546	22,668,081	228,980,030
Shares redeemed	(13,097,624)	(147,546,681)	(15,836,259)	(101,695,357)
Net increase (decrease)	(6,583,891)	$ (73,955,135)	6,831,822	$127,284,673

Institutional
Shares sold	14,337,660	$ 160,960,965
Shares issued to shareholders in reinvestment of dividends	2,499,632	27,909,614
Total issued	16,837,292	188,870,579
Shares redeemed	(27,058,472)	(304,379,234)
Net decrease	(10,221,180)	$(115,508,655)

	Period		Period
	September 24, 2007* to		October 1, 2006 to
	September 30, 2007		September 24, 2007**
	Shares	Amount	Shares	Amount
Institutional (concluded)
Shares sold	406,037	$ 4,627,109	367,104	$ 3,781,383
Shares issued resulting from reorganization	75,665,114	860,809,633	—	—
Shares issued to shareholders in reinvestment of dividends	11,768	134,157	43,930	492,566
Total issued	76,082,919	865,570,899	411,034	4,273,949
Conversion of shares from BlackRock shares	—	—	(638,927)	(6,376,491)
Shares redeemed	(2,619,004)	(29,852,242)	(208,614)	(1,335,499)
Total redeemed	(2,619,004)	(29,852,242)	(847,541)	(7,711,990)
Net increase (decrease)	73,463,915	$835,718,657	(436,507)	$ (3,438,041)

* Commencement of operations. ** On September 24, 2007, Institutional Shares were converted to BlackRock Shares.

24 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

Notes to Financial Statements (continued)			BlackRock Total Return Fund

	Year Ended		Year Ended
	September 30, 2008		September 30, 2007
	Shares	Amount	Shares	Amount
Service
Shares sold	24,841	$ 280,763	2,020	$ 20,698
Conversion of shares from Investor A shares	—	—	155,022	1,557,971
Shares issued resulting from reorganization	—	—	88	1,001
Shares issued to shareholders in reinvestment of dividends	6,465	72,242	58	660
Total issued	31,306	353,005	157,188	1,580,330
Shares redeemed	(56,019)	(626,677)	(2,151)	(22,031)
Net increase (decrease)	(24,713)	$ (273,672)	155,037	$ 1,558,299

			Period
	Year Ended		September 24, 2007* to
	September 30, 2008		September 30, 2007
	Shares	Amount	Shares	Amount
Investor A
Shares sold	17,821,322	$ 201,397,182	503,711	$ 5,753,905
Shares issued resulting from reorganization	—	—	60,328,117	686,711,582
Shares issued to shareholders in reinvestment of dividends	2,721,792	30,408,979	2,883	32,895
Total issued	20,543,114	231,806,161	60,834,711	692,498,382
Shares redeemed	(20,161,940)	(225,686,317)	(351,478)	(4,004,320)
Net increase	381,174	$ 6,119,844	60,483,233	$688,494,062
* Commencement of operations.

Period October 1, 2006
to September 24, 2007*
	Shares	Amount
Investor A (concluded)
Shares sold	164,938	$ 1,666,370
Shares issued to shareholders in reinvestment of dividends	4,406	44,284
Total issued	169,344	1,710,654
Conversion of shares to Service Shares	(155,022)	(1,557,971)
Shares redeemed	(43,698)	(233,019)
Total redeemed	(198,720)	(1,790,990)
Net decrease	(29,376)	$ (80,336)
* On September 24, 2007, Investor A Shares were converted to Service Shares.
			Period
	Year Ended		September 24, 2007* to
	September 30, 2008		September 30, 2007
	Shares	Amount	Shares	Amount
Investor A1
Shares sold	2,830,817	$ 31,918,774	113,381	$ 1,291,687
Shares issued resulting from reorganization	—	—	12,970,692	147,553,481
Shares issued to shareholders in reinvestment of dividends	534,370	5,971,790	638	7,280
Total issued	3,365,187	37,890,564	13,084,711	148,852,448
Shares redeemed	(5,555,500)	(62,280,566)	(146,033)	(1,663,265)
Net increase (decrease)	(2,190,313)	$ (24,390,002)	12,938,678	$147,189,183
* Commencement of operations.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

25

Notes to Financial Statements (continued)			BlackRock Total Return Fund

			Period
	Year Ended		September 24, 2007* to
	September 30, 2008		September 30, 2007

	Shares	Amount	Shares	Amount
Investor B
Shares sold	1,712,339	$ 19,278,051	93,680	$ 1,067,348
Shares issued resulting from reorganization	—	—	17,057,414	194,056,260
Shares issued to shareholders in reinvestment of dividends	498,001	5,568,643	1,733	19,756
Total issued	2,210,340	24,846,694	17,152,827	195,143,364
Shares redeemed	(6,304,635)	(70,798,766)	(142,542)	(1,624,147)
Net increase (decrease)	(4,094,295)	$ (45,952,072)	17,010,285	$193,519,217
* Commencement of operations.

Investor B1
Shares sold	431,347	$ 4,854,779	23,753	$ 270,785
Shares issued resulting from reorganization	—	—	3,825,998	43,538,462
Shares issued to shareholders in reinvestment of dividends	117,462	1,316,084	301	3,430
Total issued	548,809	6,170,863	3,850,052	43,812,677
Shares redeemed	(1,862,400)	(20,947,774)	(83,621)	(953,527)
Net increase (decrease)	(1,313,591)	$ (14,776,911)	3,766,431	$ 42,859,150
* Commencement of operations.
			Year Ended
			September 30, 2007*
			Shares	Amount
Investor B2
Shares sold	1	$ 10	95,533	$ 963,204
Shares issued resulting from reorganization	—	—	88	1,002
Shares issued to shareholders in reinvestment of dividends	2,725	30,449	2,163	21,771
Total issued	2,726	30,459	97,784	985,977
Shares redeemed	(32,579)	(367,939)	(30,034)	(181,070)
Net increase (decrease)	(29,853)	$ (337,480)	67,750	$ 804,907
* On September 24, 2007, Investor B Shares were converted to Investor B2 Shares.

Investor C
Shares sold	8,103,085	$ 91,146,697	689,112	$ 7,259,283
Shares issued resulting from reorganization	—	—	11,486,320	130,627,924
Shares issued to shareholders in reinvestment of dividends	547,326	6,094,016	5,921	59,704
Total issued	8,650,411	97,240,713	12,181,353	137,946,911
Shares redeemed	(5,242,896)	(58,527,611)	(121,546)	(768,658)
Net increase	3,407,515	$ 38,713,102	12,059,807	$137,178,253

26 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Notes to Financial Statements (concluded)			BlackRock Total Return Fund

			Period
	Year Ended		September 24, 2007* to
	September 30, 2008		September 30, 2007
	Shares	Amount	Shares	Amount
Investor C1
Shares sold	1,038,182	$ 11,690,667	141,453	$ 1,613,113
Shares issued resulting from reorganization	—	—	34,599,791	393,742,613
Shares issued to shareholders in reinvestment of dividends	1,184,526	13,244,116	1,964	22,407
Total issued	2,222,708	24,934,783	34,743,208	395,378,133
Shares redeemed	(7,419,084)	(83,071,268)	(224,595)	(2,559,812)
Net increase (decrease)	(5,196,376)	$ (58,136,485)	34,518,613	$392,818,321
* Commencement of operations.

Investor C2
Shares sold	199,604	$ 2,243,704	8,943	$ 101,881
Shares issued resulting from reorganization	—	—	1,837,573	20,895,323
Shares issued to shareholders in reinvestment of dividends	55,810	623,159	77	873
Total issued	255,414	2,866,863	1,846,593	20,998,077
Shares redeemed	(579,711)	(6,516,126)	(34,502)	(392,995)
Net increase (decrease)	(324,297)	$ (3,649,263)	1,812,091	$ 20,605,082
* Commencement of operations.
			Period
			October 2, 2006* to
			September 30, 2007

			Shares	Amount
Class R
Shares sold	2,749,845	$ 30,941,003	233,764	$ 2,586,461
Shares issued resulting from reorganization	—	—	5,316,505	60,524,355
Shares issued to shareholders in reinvestment of dividends	263,989	2,947,526	316	3,474
Total issued	3,013,834	33,888,529	5,550,585	63,114,290
Shares redeemed	(2,822,946)	(31,646,853)	(43,871)	(421,182)
Net increase	190,888	$ 2,241,676	5,506,714	$ 62,693,108
* Commencement of operations.

5. Subsequent Events:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of
BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close on or before December 31, 2008.

Effective October 1, 2008, BlackRock Investments, Inc., an affiliate of the Advisor, replaced FAM Distributors, Inc. and BlackRock Distributors, Inc.
as the sole distributor of the Bond Fund. The service and distribution fees will not change as a result of this transaction.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

27

Report of Independent Registered Public Accounting Firm BlackRock Total Return Fund

To the Shareholders and Board of
Directors of BlackRock Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Total Return Fund, one of the portfolios constituting
BlackRock Bond Fund, Inc. (the “Fund”) as of September 30, 2008,
and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of express-
ing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Total Return Fund of BlackRock Bond Fund, Inc. as of
September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
November 26, 2008

Important Tax Information (unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Total Return Fund of BlackRock Bond Fund,
Inc. for the fiscal year ended September 30, 2008:

Federal Obligation Interest

Months Paid:	October 2007 – September 2008	2.25%[1]

Interest-Related Dividends for Non-U.S. Residents

Months Paid:	October 2007 – December 2007	97.51%[2]
	January 2008 – September 2008	83.98%[2]

[1] The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[2] Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

28 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Portfolio Information Master Total Return Portfolio

As of September 30, 2008

Percent of
Long-Term
Asset Mix	Investments

U.S. Government Agency Mortgage-Backed Securities	41%
Non-U.S. Government Agency Mortgage-Backed Securities	26
Asset-Backed Securities	12
Corporate Bonds	11
U.S. Government & Agency Obligations	4
U.S. Government Agency Mortgage-Backed Securities —
Collateralized Mortgage Obligations	3
Preferred Securities	2
Foreign Government Obligations	1

Percent of
Corporate
Bond
Credit Rating[1]	Investments

AAA/Aaa	13%
AA/Aa	26
A/A	30
BBB/Baa	26
BB/Ba	2
B/B	3

[1] Using the higher of Standard & Poor’s or Moody’s Investors Service.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

29

Schedule of Investments September 30, 2008 Master Total Return Portfolio (Percentages shown are based on Net Assets)

		Par				Par
Asset-Backed Securities		(000)	Value	Asset-Backed Securities		(000)	Value

ACE Securities Corp. (a):				Daimler Chrysler Auto Trust Series 2006-D
Series 2003-OP1 Class A2,				Class A3, 4.98%, 2/08/11	USD	20,507	$ 20,458,282

3.567%, 12/25/33	USD	581	$ 507,186	First Franklin Mortgage Loan Asset Backed
Series 2005-ASP1 Class M1,				Certificates Series 2005-FF10 Class A6,
3.887%, 9/25/35		11,203	3,607,366	3.557%, 11/25/35 (a)		11,670	9,703,916

Aegis Asset Backed Securities Trust Series				Ford Credit Auto Owner Trust Series 2006-B
2006-1 Class A1, 3.287%, 1/25/37 (a)		247	238,717	Class A4, 5.25%, 9/15/11		18,700	18,501,309

American Express Issuance Trust Series 2008-2				HSI Asset Securitization Corp. Trust Series
Class A, 4.02%, 1/18/11		25,950	25,824,431	2006-HE1 Class 2A1, 3.257%, 10/25/36 (a)		13,000	12,347,266

Banc of America Securities Auto Trust Series				Harley-Davidson Motorcycle Trust Series 2006-2
2006-G1 Class A4, 5.17%, 12/20/10		29,100	28,698,728	Class A2, 5.35%, 3/15/13		9,784	9,592,023

Bank of America Credit Card Trust Series				Home Equity Asset Trust Series 2005-1 Class A2,
2008-A9 Class A9, 4.07%, 7/16/12		24,950	24,765,051	3.487%, 5/25/35 (a)		898	722,644

Bank One Issuance Trust Series 2002-A6				Honda Auto Receivables Owner Trust Series
Class A, 2.678%, 6/15/12 (a)		32,000	31,550,320	2006-3 Class A3, 5.12%, 10/15/10		17,506	17,534,199

Bear Stearns Asset Backed Securities Trust (a):				IXIS Real Estate Capital Trust Series 2007-HE1
Series 2005-4 Class A, 3.537%, 1/25/36		3,034	2,738,116	Class A1, 3.267%, 5/25/37 (a)		15,133	14,074,097

Series 2005-HE10 Class A2,
3.497%, 11/25/35		8,806	8,372,663	Irwin Home Equity Corp. Series 2005-C
Series 2005-SD1 Class 1A2,				Class 1A1, 3.467%, 4/25/30 (a)		1,993	1,873,014

3.507%, 7/25/27		9,112	8,213,520	JPMorgan Mortgage Acquisition Corp. Series
Series 2006-HE8 Class 1A1,				2006-HE3 Class A2, 2.541%, 11/25/36 (a)		6,143	5,897,357

3.277%, 10/25/36		6,419	6,114,205	Lehman XS Trust Series 2005-5N Class 3A2,
Series 2006-HE10 Class 21A1,				3.567%, 11/25/35 (a)		12,173	5,323,020

3.277%, 12/25/36		10,069	9,366,986

				Long Beach Mortgage Loan Trust Series 2006-11
Capital Auto Receivables Asset Trust Series				Class 2A1, 3.267%, 12/25/36 (a)		10,183	9,702,006

2004-2 Class D, 5.82%, 5/15/12 (b)		4,850	4,760,503

				MBNA Credit Card Master Note Trust (a):
Carrington Mortgage Loan Trust Series 2006-NC5				Series 2002-A5 Class A5,
Class A1, 3.257%, 1/25/37 (a)		10,789	10,253,376	2.668%, 10/17/11		25,945	25,795,622

Chase Issuance Trust:				Series 2006-A4 Class A4, 2.478%, 9/15/11		3,650	3,629,828

Series 2005-A5 Class A5,				Morgan Stanley ABS Capital I (a):
2.508%, 2/15/12 (a)		3,600	3,570,005	Series 2005-HE1 Class A2MZ,
Series 2006-A3 Class A3,				3.507%, 12/25/34		820	614,855
2.478%, 7/15/11 (a)		2,375	2,358,844	Series 2007-NC1 Class A2A,
Series 2007-A17 Class A, 5.12%, 10/15/14		25,300	24,678,604	3.257%, 11/25/36		9,942	9,445,126

Series 2008-A9 Class A9, 4.26%, 5/15/13		26,140	25,470,019

				New Century Home Equity Loan Trust Series
Chase Manhattan Auto Owner Trust Series				2005-2 Class A2MZ, 3.467%, 6/25/35 (a)		2,543	2,006,753

2005-B Class A4, 4.88%, 6/15/12		3,265	3,270,389

				Option One Mortgage Loan Trust Series 2003-4
Citibank Credit Card Issuance Trust Series				Class A2, 3.527%, 7/25/33 (a)		2,898	2,344,392

2006-A2 Class A2, 4.85%, 2/10/11		2,550	2,552,516

				Park Place Securities, Inc. Series 2005-WCH1 (a):
Citibank Omni Master Trust Series 2007-A9A				Class A1B, 3.507%, 1/25/35		786	747,157
Class A9, 4.288%, 12/23/13 (a)		32,890	32,695,887	Class A3D, 3.547%, 1/25/35		695	585,509

Countrywide Asset Backed Certificates (a):				RAAC Series 2005-SP2 Class 2A,
Series 2003-2 Class M1, 4.479%, 6/26/33		1,911	446,059	3.507%, 6/25/44 (a)		12,050	7,470,767

Series 2003-BC3 Class A2,
3.517%, 9/25/33		909	707,398	Residential Asset Mortgage Products, Inc. (a):
Series 2004-5 Class A, 3.657%, 10/25/34		1,947	1,778,685	Series 2005-RS3 Class AI2,
Series 2004-13 Class AF4,				3.377%, 3/25/35		1,839	1,590,458
4.583%, 1/25/33		10,300	10,017,075	Series 2006-RS4 Class A1,
Series 2006-8 Class 2A1, 3.237%, 1/25/46		235	232,026	3.287%, 7/25/36		275	272,706

Series 2006-21 Class 2A1,				Residential Asset Securities Corp. Series
3.257%, 5/25/37		12,094	11,605,347	2003-KS5 Class AIIB, 3.787%, 7/25/33 (a)		1,257	1,015,373

Series 2006-25 Class 2A1,
3.277%, 6/25/37		16,409	15,743,174
Series 2006-26 Class 2A1,
3.287%, 6/25/37		8,771	8,387,723

See Notes to Financial Statements. 30 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Schedule of Investments (continued) Master Total Return Portfolio (Percentages shown are based on Net Assets)

		Par		U.S. Government Agency		Par
Asset-Backed Securities		(000)	Value	Mortgage-Backed Securities		(000)	Value

SLM Student Loan Trust Series 2008-5 (a):				Fannie Mae Guaranteed Pass-Through
Class A2, 3.90%, 10/25/16	USD	33,280	$ 32,847,726	Certificates:
Class A3, 4.10%, 1/25/18		8,410	8,394,458	4.00%, 10/20/38 (e)	USD	37,000	$ 35,184,706
Class A4, 4.50%, 7/25/23		22,670	22,479,935	4.558%, 1/01/35 (a)		1,491	1,521,326

Small Business Administration:				5.00%, 10/15/23 – 10/15/38 (e)		220,951	215,669,775
Series 2002-P10 Class 1,				5.052%, 8/01/38 (a)		17,758	17,691,874
5.199%, 8/10/12		179	177,906	5.18%, 8/01/38 (a)		18,304	18,042,955
Series 2004-P10 Class 1,				5.50%, 7/01/14 – 10/15/38 (e)		639,690	638,368,032
4.504%, 2/10/14		755	719,573	6.00%, 1/01/21 – 10/15/38 (e)		150,757	152,747,217

				6.28%, 8/01/11		1,800	1,852,267
Soundview Home Equity Loan Trust (a):				6.50%, 12/01/28 – 10/15/38 (e)		240,012	246,136,989
Series 2005-OPT3 Class A4,				7.00%, 3/01/31 – 9/01/36		269	281,438

3.507%, 11/25/35		24,900	22,682,344
Series 2007-OPT1 Class 2A1,				Freddie Mac Mortgage Participation Certificates:
3.287%, 6/25/37		2,434	2,320,579	4.00%, 5/01/10		444	443,868

				4.931%, 7/01/38 (a)		19,535	19,413,073
Structured Asset Receivables Corp. Series				5.00%, 10/15/23 – 10/15/38 (e)		74,172	72,282,541
2003-2 Class, 3.186%, 1/21/09 (a)(h)		242	238,640	5.298%, 7/01/38 (a)		21,900	22,155,266

Structured Asset Securities Corp.:				5.306%, 8/01/38 (a)		17,225	17,438,758
Series 2003-Al2 Class A,				5.45%, 9/01/38 (a)		11,760	11,763,035
3.357%, 1/25/31 (b)		516	381,876	5.50%, 8/01/17 – 10/15/38 (e)		203,924	203,320,507
Series 2004-23XS Class 2A1,				5.675%, 1/01/37 (a)		2,193	2,225,855
3.507%, 1/25/35 (a)		3,627	2,353,574	6.00%, 5/01/13 – 10/15/38 (e)		93,549	94,695,441
Series 2006-BC6 Class A2,				6.50%, 6/01/31 – 12/01/34		963	993,291
3.287%, 1/25/37 (a)		13,562	12,719,244	7.00%, 2/01/31 – 4/01/32		2,392	2,517,573

Series 2007-BC1 Class A2,				Ginnie Mae MBS Certificates:
3.257%, 2/25/37 (a)		1,882	1,764,820	3.75%, 5/20/34 (a)		2,362	2,355,367

USAA Auto Owner Trust Series 2006-4:				5.00%, 3/15/17 (e)		23,000	22,532,813
Class A3, 5.01%, 6/15/11		19,049	19,062,754	5.50%, 11/15/33 – 10/15/38 (e)		58,762	58,683,258
Class A4, 4.98%, 10/15/12		21,651	21,424,422	6.00%, 11/15/28 – 10/21/38 (e)		90,845	92,076,431

Total Asset-Backed Securities — 19.6%			637,340,449	6.50%, 4/15/31 – 10/15/38 (e)		129,218	132,141,243

				7.00%, 4/15/29 – 6/15/35		32,454	34,068,305
				7.50%, 4/15/31 – 3/15/32		429	461,938

				Total U.S. Government Agency
U.S. Government & Agency Obligations				Mortgage-Backed Securities — 65.2%			2,117,065,142

Fannie Mae:

4%, 1/26/09 (c)		3,445	3,453,134
2.875%, 10/12/10		34,550	34,391,968	U.S. Government Agency Mortgage-Backed

				Securities — Collateralized Mortgage Obligations

Federal Home Loan Banks, 5.375%, 5/15/19 (c)		36,340	37,697,335

				Fannie Mae Trust:
Resolution Funding Corp. (d):				Series 360 Class 2, 5%, 8/01/35 (f)		33,436	7,333,786
6.29%, 7/15/18		100	65,147	Series 363 Class 2, 5.50%, 11/01/35 (f)		2,427	532,113
6.30%, 10/15/18		100	64,073	Series 367 Class 2, 5.50%, 1/25/36 (f)		2,755	604,494

U.S. Treasury Bonds, 8.125%, 8/15/19		19,700	26,439,547	Series 378 Class 4, 5%, 7/01/36 (f)		32,597	6,423,183

U.S. Treasury Inflation Indexed Bonds:				Series 378 Class 5, 5%, 7/01/36 (f)		7,611	1,494,408
3.875%, 1/15/09		9,746	9,719,814	Series 1999-7 Class AB, 6%, 3/25/29		535	545,924
1.625%, 1/15/15		40,773	39,699,195	Series 2003-41 Class XU, 4%, 7/25/15		18,444	18,390,521
2.375%, 1/15/25		6,446	6,245,746	Series 2004-29 Class HC, 7.50%, 7/25/30		1,053	1,100,279
2%, 1/15/26		8,421	7,689,003	Series 2004-60 Class LB, 5%, 4/25/34		1,845	1,837,245
1.75%, 1/15/28		13,385	11,677,102	Series 2005-63 Class PA, 5.50%, 10/25/24		11,579	11,657,920

				Series 2006-26 Class QA, 5.50%, 6/25/26		1,900	1,928,055
U.S. Treasury Notes:				Series 2006-M2 Class A2A,
4%, 8/15/18		26,300	26,673,960	5.271%, 10/25/32 (a)		4,600	4,566,125
4.375%, 2/15/38		1,360	1,377,318	Series 2007-22 Class PA, 5.50%, 3/25/37		14,408	14,586,189

Total U.S. Government & Agency Obligations — 6.3%			205,193,342	Series 2007-108 Class AN,

				8.92%, 11/25/37 (a)		15,482	17,021,789

See Notes to Financial Statements. BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008 31

Schedule of Investments (continued) Master Total Return Portfolio (Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed		Par		Non-U.S. Government Agency		Par
Securities — Collateralized Mortgage Obligations		(000)	Value	Mortgage-Backed Securities		(000)	Value

Freddie Mac Multiclass Certificates:				Collateralized Mortgage Obligations (continued)
Series 232 Class IO, 5%, 8/01/35 (f)	USD	1,013	$ 222,283	Credit Suisse Mortgage Capital Certificate Series
Series 2684 Class SP, 4.986%, 1/15/33 (f)		3,840	558,349	2006-8 Class 3A1, 6%, 10/25/21	USD	6,265	$ 4,501,066
Series 2687 Class PM, 4.50%, 11/15/26		10,699	10,706,581	First Horizon Asset Securities, Inc. Series
Series 2825 Class VP, 5.50%, 6/15/15		1,558	1,589,655	2005-AR3 Class 3A1, 5.499%, 8/25/35 (a)		5,029	4,552,962
Series 3068 Class VA, 5.50%, 10/15/16		9,236	9,379,314	GMAC 93, 7.43%, 12/01/22		15,719	16,033,312
Series 3137 Class XP, 6%, 4/15/36		15,216	15,619,545	GSR Mortgage Loan Trust Series 2005-AR4
Series 3208 Class PS, 4.586%, 8/15/36 (f)		19,541	2,027,331	Class 6A1, 5.25%, 7/25/35 (a)		16,106	14,128,238
Series 3210 Class PA, 6%, 3/15/29		11,609	11,843,629	Harborview Mortgage Loan Trust (a):
Series 3316 Class SB, 4.729%, 8/15/35 (f)		3,254	330,461	Series 2005-8 Class 1A2A, 3.36%, 9/19/35		875	564,206

Total U.S. Government Agency				Series 2005-10 Class 2A1A,
Mortgage-Backed Securities —				3.34%, 11/19/35		1,655	1,042,883
Collateralized Mortgage Obligations — 4.3%			140,299,179	Series 2006-9 Class 2A1A,

				3.24%, 11/19/36		8,934	5,449,615
				Homebanc Mortgage Trust Series 2006-2

				Class A1, 3.387%, 12/25/36 (a)		11,195	7,646,104
Non-U.S. Government Agency				Impac Secured Assets CMN Owner Trust Series
Mortgage-Backed Securities				2004-3 (a):

Collateralized Mortgage Obligations — 21.8%				Class 1A4, 3.607%, 11/25/34		2,333	1,830,868
Banc of America Alternative Loan Trust Series				Class M1, 3.807%, 11/25/34		11,950	4,421,500
2004-7 Class 4A1, 5%, 8/25/19		929	866,709	Indymac Index Mortgage Loan Trust Series
Banc of America Funding Corp. Series 2004-3				2006-AR41 Class A3, 3.387%, 2/25/37 (a)		17,605	9,961,909
Class 2A2, 5%, 9/25/19		12,636	11,913,449	JPMorgan Mortgage Trust:
Bear Stearns Adjustable Rate Mortgage Trust (a):				Series 2005-A5 Class TA1,
Series 2005-4 Class 3A1, 5.372%, 8/25/35		90,254	80,826,805	5.435%, 8/25/35 (a)		39,582	33,901,328
Series 2006-2 Class 2A1, 5.65%, 7/25/36		36,538	25,981,561	Series 2006-A2 Class 4A1,
BlackRock Capital Finance LP Series 1997-R2				3.885%, 8/25/34 (a)		2,605	2,376,268
Class AP, 1.297%, 12/25/35 (a)(b)(g)(h)		10	10,232	Series 2006-S2 Class 2A2,
Citigroup Mortgage Loan Trust, Inc. (a):				5.875%, 7/25/36		2,965	2,782,799
Series 2005-4 Class A, 5.343%, 8/25/35		44,037	37,792,488	Series 2007-S1 Class 1A2, 5.50%, 3/25/22		1,879	1,743,570
Series 2007-AR4 Class 2A2A,				Luminent Mortgage Trust Series 2006-7
5.74%, 3/25/37		13,314	10,695,434	Class 1A1, 3.387%, 12/25/36 (a)		24,443	13,688,144
Citimortgage Alternative Loan Trust Series				Maryland Insurance Backed Securities Trust
2007-A8 Class A1, 6%, 10/25/37		25,458	18,839,114	Series 2006-1A Class, 5.55%, 12/10/65 (h)		2,500	1,725,000
Collateralized Mortgage Obligation Trust Series 57				Master Asset Securitization Trust Series 2003-9
Class D, 9.90%, 2/01/19		20	21,346	Class 1A1, 5%, 10/25/18		6,333	5,970,771
Countrywide Alternative Loan Trust:				Ocwen Residential MBS Corp. Series 1998-R2
Series 2004-18CB Class 2A5,				Class AP, 9.952%, 11/25/34 (a)(b)		29	18,871
3.657%, 9/25/34 (a)		1,216	1,103,196	Opteum Mortgage Acceptance Corp. Series
Series 2005-21B Class A17, 6%, 6/25/35		23,866	18,182,758	2006-2 Class A1A, 3.267%, 7/25/36 (a)		1,053	998,660
Series 2006-01A0 Class 1A1,				Residential Accredit Loans, Inc. Series 2007-Q03
3.815%, 8/25/46 (a)		4,036	2,492,671	Class A1, 3.367%, 3/25/47 (a)		9,595	5,661,117
Series 2006-0A21 Class A1,				Structured Adjustable Rate Mortgage Loan Trust
3.378%, 3/20/47 (a)		10,682	6,541,400	Series 2007-3 Class 2A1,
Series 2006-OC8 Class 2A1A,				5.731%, 4/25/37 (a)		27,250	21,338,846
3.297%, 11/25/36 (a)		1,745	1,623,232	Structured Asset Securities Corp. Series 2005 (a):
Series 2006-OC9 Class A1,				GEL2 Class A, 3.487%, 4/25/35		1,509	1,293,608
3.282%, 9/25/35 (a)		11,177	9,819,237	OPT1 Class A4M, 3.557%, 11/25/35		5,877	5,143,140
Series 2006-OC10 Class 2A1,				WaMu Mortgage Pass-Through Certificates:
3.297%, 11/25/36 (a)		10,072	8,947,908	Series 2000-1 Class B1,
Series 2006-OC11 Class 2A1,				3.747%, 1/25/40 (a)(b)(h)		1	203
3.307%, 1/25/37 (a)		15,837	14,388,010	Series 2003-S8 Class A2, 5%, 9/25/18		12,707	11,980,432
Countrywide Home Loan Mortgage				Series 2006-AR18 Class 1A1,
Pass-Through Trust:				5.342%, 1/25/37 (a)		29,239	23,166,636
Series 2003-J10 Class 2A1, 5%, 11/25/18		5,715	5,569,885	Series 2007-HY3 Class 1A1,
Series 2004-29 Class1A1,				5.662%, 3/25/37 (a)		68,091	52,071,883
3.477%, 2/25/35 (a)		504	332,832	Series 2007-HY3 Class 4A1,
Series 2006-0A5 Class 2A1,				5.348%, 3/25/37 (a)		36,861	30,962,866
3.407%, 4/25/46 (a)		4,941	2,980,838	Series 2007-0A4 Class 1A,
Series 2006-0A5 Class 3A1,				3.625%, 5/25/47 (a)		5,348	3,209,048
3.407%, 4/25/46 (a)		9,173	5,595,642	Series 2007-0A5 Class 1A,
Series 2007-16 Class A1, 6.50%, 10/25/37		12,973	10,188,097	3.605%, 6/25/47 (a)		9,237	5,706,670

See Notes to Financial Statements. 32 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Schedule of Investments (continued) Master Total Return Portfolio (Percentages shown are based on Net Assets)

Non-U.S. Government Agency		Par		Non-U.S. Government Agency	Par
Mortgage-Backed Securities		(000)	Value	Mortgage-Backed Securities	(000)	Value

Collateralized Mortgage Obligations (concluded)				Commercial Mortgage-Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust (a):				GE Capital Commercial Mortgage Corp.:
Series 2005-AR10 Class 2A2,				Series 2001-3 Class A2, 6.07%, 6/10/38 USD	1,670	$ 1,652,644
4.17%, 6/25/35	USD	25,035	$ 21,925,257	Series 2002-1A Class A3,
Series 2005-AR15 Class 2A1,				6.269%, 12/10/35	1,730	1,717,998
5.11%, 9/25/35		38,662	33,319,225	Series 2005-C4 Class A4,
Series 2006-AR2 Class 2A5,				5.512%, 11/10/45 (a)	2,900	2,659,946
5.105%, 3/25/36		34,580	30,714,551	GMAC Commercial Mortgage Securities, Inc.:
Series 2006-AR3 Class A4,				Series 1998-C2 Class D, 6.50%, 5/15/35	11,072	11,041,682
5.704%, 3/25/36		35,611	28,582,313	Series 1999-C1 Class A2,
Series 2006-AR4 Class 2A4,				6.175%, 5/15/33 (a)	9,039	9,015,378
5.774%, 4/25/36		1,500	1,212,100	Series 1999-C2 Class A2, 6.945%, 9/15/33	1,127	1,127,178
Series 2006-AR12 Class 2A1,				Series 1999-C3 Class A2,
6.10%, 9/25/36		8,117	6,980,468	7.179%, 8/15/36 (a)	993	997,003
Series 2006-AR15 Class A1,				Series 2000-C1 Class A2,
5.660%, 10/25/36		7,727	6,371,070	7.724%, 3/15/33 (a)	1,419	1,437,688
Series 2006-AR17 Class A1,				Series 2000-C2 Class A2,
5.33%, 10/25/36		13,321	10,633,650	7.455%, 8/16/33 (a)	1,204	1,222,976
			708,324,001	Series 2000-C2 Class A2,
				5.667%, 5/10/40 (a)	2,465	2,349,065
Commercial Mortgage-Backed Securities — 18.4%				Series 2001-C1 Class B,
Banc of America Commercial Mortgage, Inc.:				6.67%, 4/15/34 (a)	15,000	15,095,628
Series 2004-7 Class 4A1, 6.503%, 4/15/36		1,688	1,694,526	Series 2004-C3 Class AAB,
Series 2006-2 Class A4, 5.929%, 5/10/45 (a)		5,460	4,941,085	4.702%, 12/10/41	700	650,402
Bear Stearns Commercial Mortgage Securities:				GS Mortgage Securities Corp. II:
Series 1998-C1 Class A2, 6.44%, 6/16/30		1,095	1,092,372	Series 2003-C1 Class X2,
Series 2000-WF2 Class A2,				1.029%, 1/10/40 (f)	12,429	137,840
7.32%, 10/15/32 (a)		1,400	1,421,900	Series 2004-GG2 Class A4,
Series 2006-PW11 Class AJ,				4.964%, 8/10/38	1,625	1,579,519
5.623%, 3/11/39 (a)(b)		7,100	5,264,796	Series 2006-GG6 Class A2,
Series 2007-PW15 Class A4,				5.506%, 4/10/38 (a)	18,650	18,135,834
5.331%, 2/11/44		20,950	17,561,312	Series 2006-GG8 Class A4,
CS First Boston Mortgage Securities Corp.:				5.56%, 11/10/39	23,675	20,945,246
Series 1998-C2 Class A2, 6.30%, 11/15/30		251	251,285	Greenwich Capital Commercial Funding Corp.:
Series 2001-CK6 Class A3,				Series 2004-GG1 Class A4,
6.387%, 8/15/36		325	324,420	4.755%, 6/10/36	20,425	20,087,824
Series 2002-CKS4 Class A2,				Series 2005-GG3 Class A3,
5.183%, 11/15/36		2,415	2,306,271	4.569%, 8/10/42	2,445	2,310,424
Series 2002-CP5 Class A1,				JPMorgan Chase Commercial Mortgage
4.106%, 12/15/35		8,428	8,027,175	Securities Corp.:
Series 2003-C3 Class A5, 3.936%, 5/15/38		2,320	2,079,108	Series 2001-CIB2 Class A3,
Chase Commercial Mortgage Securities Corp.:				6.429%, 4/15/35	21,558	21,583,471
Series 1999-2 Class A2, 7.198%, 1/15/32		18,096	18,245,662	Series 2001-CIB3 Class A3,
Series 2000-1 Class A2, 7.757%, 4/15/32		18,019	18,302,257	6.465%, 11/15/35	2,120	2,120,261
Citigroup Commercial Mortgage Trust Series				Series 2001-CIBC Class A3,
2007-C6 Class AM, 5.889%, 12/10/49 (a)		8,750	6,785,724	6.26%, 3/15/33	1,074	1,073,911
Citigroup/Deutsche Bank Commercial Mortgage				Series 2006-CB17 Class A4,
Trust Series 2007-CD5 Class A4,				5.429%, 12/12/43	2,720	2,362,549
5.886%, 11/15/44 (a)		10,075	8,635,909	Series 2007-LD1 Class A2,
Commercial Mortgage Pass-Through				5.992%, 6/15/49 (a)	9,700	9,128,279
Certificates (a):				Series 2007-LD12 Class A2,
Series 2004-LB3A Class A3, 5.09%, 7/10/37		9,900	9,636,274	5.827%, 2/15/51	7,882	7,384,699
Series 2007-C9 Class A4, 6.01%, 12/10/49		24,360	20,959,675	LB Commercial Conduit Mortgage Trust Series
DLJ Commercial Mortgage Corp. Series				1999-C2 Class A2, 7.325%, 10/15/32	10,968	11,041,691
2000-CKP1 Class A1B, 7.18%, 11/10/33		1,936	1,966,171	LB-UBS Commercial Mortgage Trust:
First Union National Bank Commercial Mortgage:				Series 2000-C3 Class A2,
Series 2000-C1 Class A2,				7.95%, 5/15/25 (a)	23,389	23,829,235
7.841%, 5/17/32		12,406	12,639,138	Series 2000-C4 Class A2, 7.37%, 8/15/26	1,088	1,106,115
Series 2001-C2 Class A2,				Series 2005-C2 Class AJ,
6.663%, 1/12/43		2,141	2,156,578	5.205%, 4/15/30 (a)	1,100	883,150

See Notes to Financial Statements. BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008 33

Schedule of Investments (continued) Master Total Return Portfolio (Percentages shown are based on Net Assets)

Non-U.S. Government Agency		Par				Par
Mortgage-Backed Securities		(000)	Value	Corporate Bonds		(000)	Value

Commercial Mortgage-Backed Securities (concluded)				Aerospace & Defense — 0.1%
LB-UBS Commercial Mortgage Trust: (concluded):				BAE Systems Holdings, Inc.,
Series 2005-C3 Class A5,				5.20%, 8/15/15 (b)	USD	340	$ 317,309
4.739%, 7/15/30	USD	15,850	$ 14,108,760	L-3 Communications Corp.:
Series 2006-C1 Class A4, 5.156%, 2/15/31		22,956	20,116,733	5.875%, 1/15/15		860	778,300
Series 2006-C7 Class A2, 5.30%, 11/15/38		20,170	19,192,413	Series B, 6.375%, 10/15/15		762	701,040
Series 2007-C1 Class A4, 5.424%, 2/15/40		20,390	17,122,507	United Technologies Corp., 2.881%, 6/01/09 (a)		1,150	1,147,572
Series 2007-C2 Class A3, 5.43%, 2/15/40		18,425	15,454,494				2,944,221
Series 2007-C7 Class A3,
5.866%, 9/15/45 (a)		20,314	17,407,524	Airlines — 0.1%
Merrill Lynch Mortgage Trust Series 2007-C1				American Airlines, Inc. Series 2003-1,
Class AM, 6.023%, 6/12/50 (a)(g)		1,275	997,363	3.857%, 1/09/12		2,134	1,941,960
Morgan Stanley Capital I:				Continental Airlines, Inc. Series 2002-1,
Series 1999-FNV Class A2,				6.563%, 8/15/13		2,555	2,312,275
6.53%, 3/15/31 (a)		169	168,553				4,254,235
Series 2005-HQ5 Class A4,				Capital Markets — 3.0%
5.168%, 1/14/42		8,000	7,342,318	The Bear Stearns Cos., Inc.:
Series 2006-IQ11 Class A2,				3.186%, 7/19/10 (a)		4,995	4,894,970
5.693%, 10/15/42 (a)		6,715	6,510,101	6.95%, 8/10/12		13,615	13,752,838
Series 2006-IQ12 Class A4,				Goldman Sachs Capital II, 5.793% (a)(i)		6,895	3,029,042
5.332%, 12/15/43		10,265	8,903,422	The Goldman Sachs Group, Inc.,
Series 2007-HQ12 Class A2,				5.25%, 10/15/13		16,810	14,139,681
5.811%, 4/12/49 (a)		3,520	3,291,632	Lehman Brothers Holdings, Inc. (j)(k):
Series 2007-IQ15 Class AM,				5.625%, 1/24/13		8,005	1,000,625
6.077%, 6/11/49 (a)		1,825	1,431,922	6.75%, 12/28/17		7,180	8,975
Morgan Stanley Dean Witter Capital I Series				Series I, 5.25%, 2/06/12		8,415	1,051,875
2000-LIFE Class A2, 7.57%, 11/15/36 (a)		17,772	17,971,927	Series MTN, 7%, 9/27/27		8,000	1,000,000
Prudential Mortgage Capital Funding, LLC Series				Morgan Stanley, 4.57%, 1/09/12 (a)		43,250	28,604,079
2001-Rock Class A2, 6.605%, 5/10/34		2,165	2,179,345	UBS AG:
Prudential Securities Secured Financing				5.75%, 4/25/18		16,000	13,916,000
Corp. Series 2000-C1 Class A2,				Series DPNT, 5.875%, 12/20/17		16,715	14,841,633
7.727%, 5/17/32 (a)		18,113	18,364,670
Salomon Brothers Mortgage Securities VII, Inc.:							96,239,718
Series 1999-C1 Class A2,				Commercial Banks — 0.6%
7.15%, 5/18/32 (a)		59	58,366	Corporacion Andina de Fomento,
Series 2000-C3 Class A2,				6.875%, 3/15/12		5,125	5,347,430
6.592%, 12/18/33		1,629	1,636,787	HSBC Bank USA NA, 4.625%, 4/01/14		415	373,214
Series 2001-C2 Class A3,				Royal Bank of Scotland Group Plc,
6.499%, 10/13/11		5,029	5,039,125	6.99% (a)(b)(i)		11,575	8,626,280
WaMu Commercial Mortgage Securities Trust				SunTrust Bank Series CD, 4.415%, 6/15/09		430	432,317
Series 2005-C1A Class X, 2.10%, 5/25/36 (f)		13,738	476,428	SunTrust Banks, Inc., 4%, 10/15/08		325	324,902
Wachovia Bank Commercial Mortgage Trust:				Wachovia Bank NA, 6.60%, 1/15/38		5,000	2,962,235
Series 2005-C21 Class A3,				Wells Fargo & Co.:
5.384%, 10/15/44 (a)		9,420	9,204,697	4.625%, 8/09/10		255	253,944
Series 2006-C25 Class A4,				4.875%, 1/12/11		740	737,675
5.926%, 5/15/43 (a)		17,875	16,051,107				19,057,997
Series 2006-C25 Class A5,
5.926%, 5/15/43 (a)		19,075	17,065,491	Computers & Peripherals — 0.3%
Series 2006-C28 Class A2,				International Business Machines Corp.,
5.50%, 10/15/48		15,101	14,442,483	5.70%, 9/14/17		8,245	7,986,750
Series 2006-C28 Class AJ,				Consumer Finance — 0.7%
5.632%, 10/15/48 (a)		2,045	1,487,963	FIA Card Services NA, 4.625%, 8/03/09		3,135	3,062,431
Series 2006-C29 Class A4,				HSBC Finance Corp., 6.50%, 11/15/08		5,375	5,355,897
5.308%, 11/15/48		24,400	20,903,237	SLM Corp.:
Series 2006-C29 Class AJ,				3%, 1/26/09 (a)		4,475	4,161,925
5.368%, 11/15/48 (a)		2,345	1,663,479	5.40%, 10/25/11		6,000	4,200,000
			595,562,121	5.125%, 8/27/12		1,450	942,500
				Series A, 4%, 1/15/09		6,310	5,174,200
Total Non-U.S. Government Agency
Mortgage-Backed Securities — 40.2%			1,303,886,122				22,896,953

See Notes to Financial Statements. 34 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Schedule of Investments (continued) Master Total Return Portfolio (Percentages shown are based on Net Assets)

		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value

Diversified Financial Services — 4.3%				Electric Utilities — 0.7%
Bank of America Corp.:				Florida Power & Light Co.:
7.80%, 2/15/10	USD	75	$ 73,709	5.625%, 4/01/34	USD	150	$ 133,794
4.875%, 9/15/12		5,555	5,133,153	5.95%, 2/01/38		7,475	6,940,463
7.80%, 9/15/16		5,000	4,771,450	6.40%, 6/15/38		6,650	6,297,084
6%, 9/01/17 (c)		2,025	1,746,775	Nevada Power Co., 6.65%, 4/01/36		3,755	3,327,208
5.75%, 12/01/17		6,485	5,499,202	Sierra Pacific Power Co., 6%, 5/15/16		5,130	4,809,047
Bank of America NA, 5.30%, 3/15/17 (c)		900	747,629	Southern California Edison Co. Series 08-A,
Citigroup, Inc.:				5.95%, 2/01/38		2,800	2,548,896
4.125%, 2/22/10		1,540	1,421,217				24,056,492
5.625%, 8/27/12		10,305	8,882,271
5.30%, 10/17/12		6,400	5,697,434	Energy Equipment & Services — 0.1%
Ford Motor Credit Co. LLC:				Transocean, Inc.:
5.80%, 1/12/09		545	517,463	6%, 3/15/18		1,685	1,572,604
9.75%, 9/15/10		2,445	1,753,268	6.80%, 3/15/38		1,880	1,724,909
General Electric Capital Corp.:							3,297,513
5%, 11/15/11		18,780	18,173,631	Food Products — 0.5%
5.875%, 2/15/12		385	373,196	Kraft Foods, Inc.:
6.75%, 3/15/32		5,000	4,173,430	6.50%, 8/11/17		7,555	7,269,444
6.15%, 8/07/37		10,470	8,016,251	6.125%, 2/01/18		8,350	7,822,088
6.375%, 11/15/67 (a)		10,075	8,152,408
Series A, 5%, 12/01/10		43,550	42,070,781				15,091,532
Series MTN, 5%, 4/10/12		225	210,395	Gas Utilities — 0.0%
JPMorgan Chase & Co.:				El Paso Natural Gas Co.:
5.75%, 10/15/08		375	374,780	8.625%, 1/15/22		130	129,839
7.125%, 6/15/09		100	99,817	8.375%, 6/15/32		5	4,790
4.50%, 11/15/10		10	9,705				134,629
JPMorgan Chase Bank NA:
6%, 7/05/17		12,725	11,620,686	Health Care Providers & Services — 0.1%
Series BKNT, 6%, 10/01/17		9,865	9,042,131	UnitedHealth Group, Inc., 5.80%, 3/15/36		3,465	2,628,733
				WellPoint, Inc., 5.95%, 12/15/34		410	341,170
			138,560,782
							2,969,903
Diversified Telecommunication Services — 1.1%
AT&T, Inc.:				Hotels, Restaurants & Leisure — 0.2%
5.50%, 2/01/18		9,750	8,682,570	American Real Estate Partners LP:
6.50%, 9/01/37		17,575	14,950,701	8.125%, 6/01/12		75	63,750
Cincinnati Bell, Inc., 7.25%, 7/15/13		200	180,000	7.125%, 2/15/13		1,890	1,445,850
Citizens Communications Co., 6.25%, 1/15/13		235	220,019	Harrah’s Operating Co., Inc.,
Comcast Cable Holdings LLC, 7.875%, 8/01/13		150	155,875	10.75%, 2/01/18 (b)(l)		9,100	3,750,844
GTE Corp.:							5,260,444
6.84%, 4/15/18		8,030	7,582,167	Household Durables — 0.0%
6.94%, 4/15/28		75	63,638	Belvoir Land LLC Series A-1, 5.27%, 12/15/47		325	242,291
Qwest Communications International, Inc.,				Irwin Land LLC Series A-2, 5.40%, 12/15/47		600	451,128
7.50%, 2/15/14		3,180	2,750,700
Qwest Corp., 6.069%, 6/15/13 (a)		135	114,750				693,419
Telecom Italia Capital SA, 5.25%, 10/01/15		275	228,910	Independent Power Producers
Telefonica Europe BV, 7.75%, 9/15/10		160	163,354	& Energy Traders — 0.2%
Verizon Maryland, Inc. Series B,				AES Ironwood LLC, 8.875%, 11/30/25		85	85,440
5.125%, 6/15/33		95	64,272	AES Red Oak LLC Series B, 9.20%, 11/30/29		50	48,750
Verizon New Jersey, Inc., 7.85%, 11/15/29		35	31,528	NRG Energy, Inc., 7.375%, 2/01/16		90	81,000
Verizon Virginia, Inc. Series A, 4.625%, 3/15/13		60	55,219	Texas Competitive Electric Holdings Co. LLC
Wind Acquisition Finance SA,				Series B, 10.25%, 11/01/15 (b)		7,835	7,071,088
10.75%, 12/01/15 (b)		150	147,000				7,286,278
Windstream Corp.:
8.125%, 8/01/13		240	228,000	Insurance — 1.1%
8.625%, 8/01/16		255	235,238	American General Corp., 7.50%, 8/11/10		150	98,622
				American International Group, Inc.:
			35,853,941	6.25%, 5/01/36		5,255	2,435,819
				Berkshire Hathaway Finance Corp.,
				3.375%, 10/15/08		500	499,796

See Notes to Financial Statements. BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008 35

Schedule of Investments (continued) Master Total Return Portfolio (Percentages shown are based on Net Assets)

		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value

Insurance (concluded)				Multi-Utilities — 0.0%
Chubb Corp., 6.375%, 3/29/67 (a)	USD	6,825	$ 5,204,568	CenterPoint Energy, Inc., 7.25%, 9/01/10	USD	480	$ 486,470
Hartford Life Global Funding Trusts,				Multiline Retail — 0.7%
2.989%, 9/15/09 (a)		1,285	1,260,717	Target Corp., 6%, 1/15/18		24,975	23,645,930
Lincoln National Corp., 7%, 5/17/66 (a)		4,185	3,191,422
MetLife, Inc., 6.40%, 12/15/36		7,995	4,984,371	Oil, Gas & Consumable Fuels — 1.2%
Metropolitan Life Global Funding I,				Anadarko Petroleum Corp.:
5.125%, 4/10/13 (b)		11,675	11,341,982	5.95%, 9/15/16		7,000	6,433,805
Monument Global Funding Ltd.,				6.45%, 9/15/36		6,185	4,849,337
2.668%, 6/16/10 (a)		2,510	2,489,162	Canadian Natural Resources, Ltd.,
Reinsurance Group of America,				5.90%, 2/01/18		2,625	2,310,331
6.75%, 12/15/65 (a)		4,415	2,874,969	Compton Petroleum Finance Corp.,
				7.625%, 12/01/13		20	17,550
			34,381,428	ConocoPhillips Australia Funding Co.,
Life Sciences Tools & Services — 0.0%				4.42%, 4/09/09 (a)		988	978,333
Bio-Rad Laboratories, Inc., 6.125%, 12/15/14		100	93,000	ConocoPhillips, 7%, 3/30/29		80	80,695
Media — 1.8%				Consolidated Natural Gas Co.:
CSC Holdings, Inc. Series B:				Series A, 5%, 3/01/14		235	219,882
8.125%, 7/15/09		860	851,400	Series C, 6.25%, 11/01/11		150	151,339
8.125%, 8/15/09		125	123,750	Devon Financing Corp. ULC, 7.875%, 9/30/31		3,100	3,147,945
Cablevision Systems Corp. Series B,				Enterprise Products Operating LP,
8.334%, 4/01/09 (a)		605	597,437	4.95%, 6/01/10		450	446,252
Comcast Cable Communications Holdings, Inc.,				Gazprom OAO, 7.288%, 8/16/37 (b)		6,500	4,615,000
8.375%, 3/15/13		670	702,689	MidAmerican Energy Holdings Co.:
Comcast Corp.:				5.95%, 5/15/37		7,100	5,811,847
5.90%, 3/15/16		425	389,535	6.50%, 9/15/37		5,175	4,540,338
6.50%, 1/15/17		7,050	6,625,971	Overseas Shipholding Group, Inc.,
7.05%, 3/15/33		155	139,015	7.50%, 2/15/24		115	101,775
6.50%, 11/15/35		125	104,365	Petrobras International Finance Co.,
6.45%, 3/15/37		7,000	5,645,941	5.875%, 3/01/18		3,255	2,958,411
6.95%, 8/15/37		9,175	7,825,844	Tennessee Gas Pipeline Co., 7%, 10/15/28		920	788,396
Cox Communications, Inc., 7.125%, 10/01/12		3,895	3,968,487	XTO Energy, Inc., 6.75%, 8/01/37		3,250	2,883,780
News America, Inc.:							40,335,016
7.125%, 4/08/28		125	113,441	Paper & Forest Products — 0.0%
7.625%, 11/30/28		140	133,778	Georgia-Pacific Corp., 7.125%, 1/15/17 (b)		340	303,450
6.40%, 12/15/35		5,210	4,376,561
6.75%, 1/09/38		5,060	4,925,247	Pharmaceuticals — 0.3%
Shaw Communications, Inc., 7.20%, 12/15/11		3,135	3,087,975	Bristol-Myers Squibb Co.:
TCI Communications, Inc., 8.75%, 8/01/15		360	382,326	5.875%, 11/15/36		550	484,686
Time Warner Cable, Inc., 5.85%, 5/01/17		9,475	8,347,835	6.875%, 8/01/97		75	68,840
Time Warner Cos., Inc.:				GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13		8,050	7,902,886
9.125%, 1/15/13		9,715	10,200,672				8,456,412
7.57%, 2/01/24		720	649,012	Real Estate Investment Trusts (REITs) — 0.0%
Time Warner Entertainment Co. LP,				AvalonBay Communities, Inc., 6.625%, 9/15/11		180	180,329
8.375%, 3/15/23		150	148,592	Camden Property Trust, 4.70%, 7/15/09		380	372,205
Time Warner, Inc., 6.75%, 4/15/11		200	199,553	Rouse Co. LP, 3.625%, 3/15/09		340	302,600
			59,539,426				855,134
Metals & Mining — 0.4%				Software — 0.2%
AK Steel Corp., 7.75%, 6/15/12		170	163,200	Oracle Corp., 5.75%, 4/15/18		5,980	5,552,460
Aleris International, Inc., 9%, 12/15/14 (l)		140	86,800
Arch Western Finance LLC, 6.75%, 7/01/13		795	747,300	Wireless Telecommunication Services — 0.1%
Freeport-McMoRan Copper & Gold, Inc.:				Rogers Wireless, Inc., 7.50%, 3/15/15		140	142,309
7.084%, 4/01/15 (a)		2,310	2,212,726	Sprint Nextel Corp., 6%, 12/01/16		375	288,750
8.25%, 4/01/15		3,060	3,006,450	Vodafone Group Plc:
8.375%, 4/01/17		5,710	5,624,350	5%, 12/16/13		275	259,602
Ispat Inland ULC, 9.75%, 4/01/14		415	438,690	5%, 9/15/15		55	48,403
				6.15%, 2/27/37		4,325	3,473,451
			12,279,516
							4,212,515
				Total Corporate Bonds — 17.8%			576,725,564

See Notes to Financial Statements. 36 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Schedule of Investments (continued) Master Total Return Portfolio (Percentages shown are based on Net Assets)

		Par			Par
Foreign Government Obligations		(000)	Value	Short-Term Securties	(000)	Value

Bundesrepublik Deutschland:				U.S. Government & Agency Obligations — 1.6%
Series 05, 4%, 1/04/37	EUR	8,675	$ 11,051,456	Federal Home Loan Banks, 0.35%,
Series 07, 4.25%, 7/04/39		5,600	7,432,714	10/14/08 (m)	USD 3,500	$ 3,499,558
Israel Government AID Bond:				Freddie Mac, 2.35%, 11/17/08 (m)	47,400	47,257,668
5.50%, 9/18/23	USD	850	920,066	Total Short-Term Securities
5.50%, 4/26/24		625	677,213	(Cost — $50,757,226) — 1.6%		50,757,226
Mexican Bonos:
Series M 10, 7.25%, 12/15/16	MXN	92,000	7,835,121
Series M 20, 10%, 12/05/24		307,840	31,948,762
Mexico Government International Bond,
6.375%, 1/16/13	USD	2,378	2,444,584	Options Purchased	Contracts(n)
Total Foreign Government Obligations — 1.9%			62,309,916	Call Swaptions Purchased
				Receive a fixed rate of 5.36% and pay a floating
				rate based on 3-month LIBOR, expiring
				June 2013	57	2,427,611
				Receive a fixed rate of 5.47% and pay a floating
Preferred Securities				rate based on 3-month LIBOR, expiring
				May 2012	16	1,191,383
Capital Trusts				Receive a fixed rate of 5.525% and pay a floating
Capital Markets — 0.2%				rate based on 3-month LIBOR, expiring
Credit Suisse Guernsey Ltd., 5.86% (a)(i)		8,346	6,318,481	May 2012	174	13,466,020
Lehman Brothers Holdings Capital Trust V,				Receive a fixed rate of 5.705% and pay a floating
5.857% (a)(i)(j)(k)		1,868	187	rate based on 3-month LIBOR, expiring
				May 2012	52	4,428,604
			6,318,668	Receive a fixed rate of 5.78% and pay a floating
Commercial Banks — 0.5%				rate based on 3-month LIBOR, expiring
BAC Capital Trust VI, 5.625%, 3/08/35		3,555	2,713,883	August 2010	126	11,337,535
BAC Capital Trust XI, 6.625%, 5/23/36		45	34,795			32,851,153
Barclays Bank Plc (a):
7.434% (b)(i)		200	162,863	Put Swaptions Purchased
8.55%, 9/18/49 (b)(i)		6,660	6,114,746	Pay a fixed rate of 6.50% and receive a floating
Wachovia Corp. Series K, 7.98% (a)(i)		13,987	5,845,727	rate based on 3-month LIBOR, expiring
				September 2009	98	592,432
			14,872,014	Pay a fixed rate of 6.50% and receive a floating
Diversified Financial Services — 1.3%				rate based on 3-month LIBOR, expiring
Bank of America Corp.:				September 2009	32	194,457
Series K, 8% (a)(i)		14,630	11,585,014	Pay a fixed rate of 6.50% and received a floating
Series M, 8.125% (a)(i)		7,525	6,079,749	rate based on 3-month LIBOR, expiring
Citigroup, Inc., 8.30%, 12/21/77 (a)		13,020	9,700,694	September 2009	50	304,300
JPMorgan Chase & Co., 7.90% (a)(i)		18,025	15,174,887	Pay a fixed rate of 5.36% and receive a floating
			42,540,344	rate based on 3-month LIBOR, expiring
				June 2013	57	1,625,929
Insurance — 0.5%				Pay a fixed rate of 5.47% and receive a floating
American International Group, Inc., 8.175%,				rate based 3-month LIBOR, expiring
5/15/58 (a)(b)		14,660	2,348,444	May 2012	16	665,022
Lincoln National Corp., 6.05%, 4/20/67 (a)		2,500	1,650,000	Pay a fixed rate of 5.525% and receive a floating
Progressive Corp., 6.70%, 6/15/37 (a)		6,460	5,263,375	rate based on 3-month LIBOR, expiring
The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		5,715	4,395,601	May 2012	174	7,051,853
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)		5,275	3,534,250	Pay a fixed rate of 5.705% and receive a floating
			17,191,670	rate based on 3-month LIBOR, expiring
Total Capital Trusts — 2.5%			80,922,696	May 2012	52	1,881,487
				Pay a fixed rate of 5.78% and receive a floating
				rate based 3-month LIBOR, expiring
				August 2010	126	2,708,564
Preferred Stocks		Shares				15,024,044
Diversified Financial Services — 0.1%				Total Options Purchased
Citigroup, Inc. Series AA, 8.125%		166,500	2,747,250	(Cost — $32,669,996) — 1.5%		47,875,197
Total Preferred Stocks — 0.1%			2,747,250	Total Investments Before TBA Sale Commitments and
				Options Written (Cost — $5,630,838,013*) — 161.0%		5,225,122,083
Total Preferred Securities — 2.6%			83,669,946
Total Long-Term Investments
(Cost — $5,547,410,791) — 157.9%			5,126,489,660

See Notes to Financial Statements. BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008 37

Schedule of Investments (continued) Master Total Return Portfolio (Percentages shown are based on Net Assets)

		Par
TBA Sale Commitments		(000)	Value	Options Written	Contracts(n)	Value

Fannie Mae Guaranteed Pass-Through				Put Swaptions Written (concluded)
Certificates:				Receive a fixed rate of 4.87% and pay a floating
5.50%, 7/01/14 – 10/15/38	USD	(134,900)	$ (134,630,200)	rate based on 3-month LIBOR expiring
6.00%, 1/01/21 – 10/15/38		(135,800)	(137,603,018)	February 2010	116	$ (4,676,423)
6.50%, 12/01/28 – 10/15/38		(188,500)	(193,302,980)	Receive a fixed rate of 5.01% and pay a floating
Total TBA Sale Commitments				rate based on 3-month LIBOR, expiring
(Proceeds Received — $ 468,811,859) — (14.3)%			(465,536,198)	November 2008	43	(268,168)
				Receive a fixed rate of 5.025% and pay a floating
				rate based on 3-month LIBOR, expiring
				November 2010	30	(1,377,900)
				Receive a fixed rate of 5.40% and pay a floating
Options Written		Contracts(n)		rate based on 3-month LIBOR, expiring
Call Swaptions Written				December 2010	55	(1,893,430)
Pay a fixed rate of 4.20% and receive a floating				Receive a fixed rate of 5.485% and pay a floating
rate based 3-month LIBOR, expiring				rate based on 3-month LIBOR, expiring
November 2008		78	(695,647)	October 2009	5	(96,844)
Pay a fixed rate of 4.58% and receive a floating				Receive a fixed rate of 5.53% and pay a floating
rate based on 3-month LIBOR, expiring				rate based on 3-month LIBOR, expiring
May 2009		33	(1,097,858)	October 2010	108	(3,127,050)
Pay a fixed rate of 4.74% and receive a floating				Receive a fixed rate of 5.67% and pay a floating
rate based on 3-month LIBOR, expiring				rate based on 3-month LIBOR, expiring
May 2009		125	(4,968,662)	January 2010	4	(62,974)
Pay a fixed rate of 5.01% and receive a floating						(20,286,746)
rate based on 3-month LIBOR, expiring
November 2008		43	(1,987,772)	Total Options Written
Pay a fixed rate of 5.025% and receive a floating				(Premiums Received — $46,237,193) — (1.5)%		(49,353,187)
rate based on 3-month LIBOR, expiring				Total Investments — 145.2%		4,710,232,698
November 2010		30	(1,679,550)	Liabilities in Excess of Other Assets — (45.2%)		(1,465,283,722)
Pay a fixed rate of 5.40% and receive a floating				Net Assets — 100.0%		$ 3,244,948,976
rate based on 3-month LIBOR, expiring
December 2010		55	(3,930,135)
Pay a fixed rate of 5.53% and receive a floating				* The cost and unrealized appreciation (depreciation) of investments as of
rate based on 3-month LIBOR, expiring				September 30, 2008, as computed for federal income tax purposes, were
October 2010		108	(8,335,491)	as follows:
Pay a fixed rated of 4.87% and receive a floating				Aggregate cost		$ 5,635,832,202
rate based on 3-month LIBOR, expiring
February 2010		116	(5,627,292)	Gross unrealized appreciation		$ 23,373,816
Pay a fixed rated of 5.485% and receive a floating				Gross unrealized depreciation		(434,083,935)
rate based on expiring 3-month LIBOR expiring,				Net unrealized depreciation		$ (410,710,119)
October 2009		5	(420,136)
Pay a fixed rated of 5.67% and receive a floating				(a) Variable rate security. Rate shown is as of report date.
rate based on 3-month LIBOR, expiring				(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
January 2010		4	(323,898)	These securities may be resold in transactions exempt from registration to quali-
			(29,066,441)	fied institutional investors.
Put Swaptions Written				(c) All or a portion of security has been pledged as collateral in connection with
Receive a fixed rate of 3.10% and pay a floating				open financial futures contracts, swaps and option contracts.
rate based on 3-month LIBOR, expiring				(d) Represents a zero-coupon bond. Rate shown reflects the effective yield at the
October 2008		172	(1,282,427)	time of purchase.
Receive a fixed rate of 3.30% and pay a floating
rate based on 3-month LIBOR, expiring				(e) Represents or includes a to-be-announced transaction. The Master Portfolio has
October 2008		348	(1,850,644)	committed to purchasing securities for which all specific information is not avail-
Receive a fixed rate of 4.58% and pay a floating				able at this time.
rate based on 3-month LIBOR, expiring				(f) Represents the interest only portion of a mortgage-backed security and has
May 2009		33	(1,138,138)	either a nominal or a notional amount of principal.
Receive a fixed rate of 4.70% and pay a floating
rate based on 3-month LIBOR, expiring
November 2008		78	(963,935)
Receive a fixed rate of 4.74% and pay a floating
rate based on 3-month LIBOR, expiring
May 2009		125	(3,548,813)

See Notes to Financial Statements. 38 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Schedule of Investments (continued) Master Total Return Portfolio

(g) Investments in companies considered to be an affiliate of the Master Portfolio,	• Foreign currency exchange contracts as of September 30, 2008 were as follows:
for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were
as follows:	Unrealized
Currency	Currency Settlement	Appreciation
Purchase	Sale	Realized	Purchased	Sold	Date	(Depreciation)
Affiliate	Cost	Cost	Gain	Income
AUD	21,138,000	USD	17,648,116	10/03/08	$ (944,969)
BlackRock Capital	EUR	825,300	USD	1,302,147	10/23/08	(137,374)
Finance LP	EUR	22,000,000	USD	31,280,700	10/23/08	(231,379)
Series 1997-R2	EUR	1,505,000	USD	2,211,688	10/23/08	(87,632)
Class AP, 1.297%	NZD	1,251,500	USD	844,087	10/23/08	(9,113)
due 12/25/35	—	$ 3,079	$ 13	$ 1,176	USD	5,362,624	AUD	6,400,000	10/03/08	305,374
Merrill Lynch, Mortgage	USD	3,737,923	AUD	4,455,000	10/03/08	217,603
Trust Series	USD	47,711,286	EUR	30,485,276	10/23/08	4,686,417
2007-C1, Class AM,	USD	540,507	EUR	342,000	10/23/08	57,831
6.023%, 6/12/50	—	—	—	$75,555	USD	8,407,606	EUR	5,755,000	10/23/08	285,386
USD	22,791,745	MXN 229,171,000	10/23/08	1,900,650
(h) Security is fair valued.
(i) Security is a perpetual in nature and has no stated maturity date.	USD	939,212	NZD	1,251,500	10/23/08	104,238
(j) Non-income producing security.	Total	$7,420,679
(k) Issuer filed for bankruptcy or is in default of interest payments.
• Swaps outstanding as of September 30, 2008 were as follows:
(l) Represents a payment-in-kind security which may pay interest/dividends in
additional par/shares.	Notional	Unrealized
(m) Rate shown is the yield to maturity as of the date of purchase.	Amount	Appreciation
(n) One contract represents a notional amount of $1,000,000.	(000)	(Depreciation)
• For Master Portfolio compliance purposes, the Master Portfolio’s industry classifi-	Receive a fixed rate of 3.401% and pay
cations refer to any one or more of the industry sub-classifications used by	3.875% on Treasury Inflation Protected
one or more widely recognized market indexes or ratings group indexes, and/or	Securities adjusted principal
as defined by Master Portfolio management. This definition may not apply for	Broker, JPMorgan Chase
purposes of this report, which may combine industry sub-classifications for	Expires January 2009	USD	19,239	$ (674,209)
reporting ease. These industry classifications are unaudited.	Receive a fixed rate of 5.496% and pay a
• Financial futures contracts purchased as of September 30, 2008 were	floating rate based on 3-month LIBOR
as follows:	Broker, Bank of America NA
Expires July 2009	USD	10,000	172,492
Unrealized
Expiration	Face	Appreciation	Receive a fixed rate of 4.05% and pay a
Contracts	Issue	Date	Value	(Depreciation)	floating rate based on 3-month LIBOR
293	Long Gilt	December	Broker, Barclays Bank PLC
2008	$ 58,371,445	$ 48,321	Expires December 2009	USD	57,800	586,302
230	Euro-Bund	December	Receive a fixed rate of 4.51% and pay a
Future	2008	$ 36,924,230	334,650	floating rate based on 3-month LIBOR
6,056	5-Year U.S.	December	Broker, UBS AG
Treasury Bond	2008	$687,276,138	(7,584,763)	Expires September 2010	USD	5,600	111,456
3,073	10-Year U.S.	December
Treasury Bond	2008	$359,903,812	(7,661,187)	Receive a fixed rate of 5% and pay a
floating rate based on 3-month LIBOR
Total	$(14,862,979)
Broker, Deutsche Bank AG London
Expires November 2010	USD	4,000	123,144
• Financial futures contracts sold as of September 30, 2008 were as follows:
Receive a fixed rate of 5.158% and pay a
floating rate based on 3-month LIBOR
Unrealized
Expiration	Face	Appreciation	Broker, Goldman Sachs Capital Markets, L
Contracts	Issue	Date	Value	(Depreciation)	Expires November 2010	USD	5,700	193,514
1,295	Euro Dollar	June
Future	2009	$314,229,999	$ 321,999
3,839	2-Year U.S.	December
Treasury Bond	2008	$815,325,978	(4,060,585)
3,249	30-Year U.S.	December
Treasury Bond	2008	$384,598,362	3,906,940
Total	$ 168,354

See Notes to Financial Statements. BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008 39

Schedule of Investments (continued) Master Total Return Portfolio

Swaps outstanding as of September 30, 2008 were as follows (continued):
		Notional	Unrealized			Notional	Unrealized
		Amount	Appreciation			Amount	Appreciation
		(000)	(Depreciation)			(000)	(Depreciation)
Bought credit default protection on				Receive a fixed rate of 5.14% and pay a
RadioShack Corp. and pay 1.16%				floating rate based on 6-month British Pound
Broker, UBS AG				Sterling LIBOR
Expires December 2010	USD	7,625	$ 31,081	Broker, Deutsche Bank AG London
Bought credit default protection on Limited				Expires April 2013	GBP	19,300	$ (134,709)
Brands, Inc. and pay 1.065%				Pay a fixed rate of 3.87375% and receive a
Broker, UBS AG				floating rate based on 3-month LIBOR
Expires December 2010	USD	7,625	240,943	Broker, Bank of America N.A.
Bought credit default protection on Sara Lee				Expires May 2013	USD 125,900		866,502
Corp. and pay 0.604%				Receive a fixed rate of 4.32375% and pay a
Broker, JPMorgan Chase				floating rate based on 3-month LIBOR
Expires March 2011	USD	7,720	(33,828)	Broker, Citibank N.A.
Bought credit default protection on				Expires July 2013	USD 106,700		1,142,075
Computer Sciences Corp. and pay 0.88%				Bought credit default protection on Eastman
Broker, Morgan Stanley Capital Services Inc.				Chemical Co. and pay 0.68%
Expires June 2011	USD	7,770	(75,765)	Broker, Morgan Stanley Capital Services Inc.
Receive a fixed rate of 4.906% and pay a				Expires September 2013	USD	7,800	(37,706)
floating rate based on 3-month LIBOR				Pay a fixed rate of 5.071% and receive a
Broker, UBS AG				floating rate based on 3-month LIBOR
Expires December 2011	USD 150,000		5,100,976	Broker, UBS AG
Receive a fixed rate of 4.897% and pay a				Expires March 2017	USD	70,300	(3,331,482)
floating rate based on 3-month LIBOR				Pay a fixed rate of 5.305% and receive a
Broker, JPMorgan Chase				floating rate based on 3-month LIBOR
Expires December 2011	USD 165,000		5,627,752	Broker, Citibank N.A.
Receive a fixed rate of 4.867% and pay a				Expires October 2017	USD 154,400		(9,875,785)
floating rate based on 3-month LIBOR				Pay a fixed rate of 5.7575% and receive a
Broker, UBS AG				floating rate based on 3-month LIBOR
Expires October 2012	USD 100,400		3,345,308	Broker, Credit Suisse Securities
Receive a fixed rate of 3.77375% and pay a				Expires July 2018	USD 100,000		(7,900,967)
floating rate based on 3-month LIBOR				Pay a fixed rate of 5.46% and receive a
Broker, Bank of America NA				floating rate based on 3-month LIBOR
Expires January 2013	USD	85,200	(795,946)	Broker, JPMorgan Chase
Sold credit default protection on SLM Corp.				Expires August 2018	USD	34,400	(1,831,959)
and receive 5.00%				Pay a fixed rate of 4.205% and receive a
Broker, Barclays Bank PLC				floating rate based on 3-month LIBOR
Expires March 2013	USD	5,000	(1,390,800)	Broker, Deutsche Bank AG London
				Expires September 2018	USD	35,000	742,142

See Notes to Financial Statements. 40 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Schedule of Investments (concluded) Master Total Return Portfolio

Swaps outstanding as of September 30, 2008 were as follows (concluded):

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)

Pay a fixed rate of 4.65% and receive a
floating rate based on 3-month LIBOR
Broker, UBS AG
Expires November 2018	USD	13,300	$ (147,710)
Receive a fixed rate of 5.411% and pay a
floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires August 2022	USD	24,125	1,992,820
Receive a fixed rate of 5.411% and pay a
floating rate based on 3-month LIBOR
Broker, Goldman Sachs Capital Markets, L
Expires April 2027	USD	1,700	155,668

Total			$ (5,798,691)

• Currency Abbreviations: AUD Australian Dollar GBP British Pound EUR Euro MXN Mexican Peso NZD New Zealand Dollar USD U.S. Dollar

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

41

Statement of Assets and Liabilities	Master Total Return Portfolio

September 30, 2008

Assets
Investments at value — unaffiliated (cost — $5,629,550,416)	$5,224,114,488
Investments at value — affiliated (cost — $1,287,597)	1,007,595
Cash	8,023,834
Foreign currency at value (cost — $1,107,720)	1,124,118
Unrealized appreciation on swaps	20,432,175
Unrealized appreciation on foreign currency exchange contracts	8,831,146
Investments sold receivable	1,278,188,483
Interest receivable	30,342,942
Swaps receivable	13,506,300
Principal paydowns receivable	529,548
Margin variation receivable	462,546
Other assets	9,061
Prepaid expenses	72,235
Total assets	6,586,644,471

Liabilities
TBA sale commitments (proceeds — $468,811,859)	465,536,198
Options written at value (premiums received — $46,237,193)	49,353,187
Unrealized depreciation on swaps	26,230,866
Unrealized depreciation on foreign currency exchange contracts	1,410,467
Cash held as collateral for swaptions	6,500,000
Investments purchased payable	2,777,090,297
Swaps payable	11,060,813
Swap premiums received	3,125,880
Other liabilities payable	642,284
Withdrawals payable from investor	310,660
Other accrued expenses payable	219,857
Investment advisory fees payable	184,646
Other affiliates payable	28,339
Officer’s and Directors’ fees payable	2,001
Total liabilities	3,341,695,495
Net Assets	$3,244,948,976

Net Assets Consist of
Investors’ capital	$3,663,650,242
Net unrealized appreciation/depreciation	(418,701,266)
Net Assets	$3,244,948,976

See Notes to Financial Statements. 42 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Statement of Operations	Master Total Return Portfolio

Year Ended September 30, 2008

Investment Income

Interest	$ 213,895,702
Interest from affiliates	76,731
Dividends	2,609,043

Total income	216,581,476

Expenses

Investment advisory	2,447,772
Accounting services	700,045
Custodian	303,650
Officer and Directors	114,655
Professional	112,232
Printing	9,874
Miscellaneous	192,427

Total expenses excluding interest expense	3,880,655
Interest expense	1,933,643

Total expenses	5,814,298
Less fees paid indirectly	(33,270)

Total expenses after fees paid indirectly	5,781,028

Net investment income	210,800,448

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments, including TBA sale commitments (including $13 from affiliates)	31,478,331
Futures and swaps	(41,989,651)
Options written	11,784,902
Foreign currency	8,235,928

9,509,510

Net change in unrealized appreciation/depreciation on:
Investments	(403,033,220)
Futures and swaps	(16,063,420)
Options written	(1,939,822)
TBA sale commitments	6,350,386
Foreign currency	2,693,150

(411,992,926)

Total realized and unrealized loss	(402,483,416)

Net Decrease in Net Assets Resulting from Operations	$ (191,682,968)

See Notes to Financial Statements. BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008 43

Statements of Changes in Net Assets	Master Total Return Portfolio

	Year Ended
	September 30,

Increase (Decrease) in Net Assets:	2008	2007
Operations
Net investment income	$ 210,800,448	$ 177,256,403
Net realized gain (loss)	9,509,510	(15,687,220)
Net change in unrealized appreciation/depreciation	(411,992,926)	(10,886,334)
Net increase (decrease) in net assets resulting from operations	(191,682,968)	150,682,849

Capital Transactions
Proceeds from contributions	808,890,417	1,930,068,321
Fair value of withdrawals	(1,352,430,633)	(1,002,815,645)
Net increase (decrease) in net assets derived from capital transactions	(543,540,216)	927,252,676

Net Assets
Total increase (decrease) in net assets	(735,223,184)	1,077,935,525
Beginning of year	3,980,172,160	2,902,236,635
End of year	$3,244,948,976	$3,980,172,160

Financial Highlights				Master Total Return Portfolio

					Period
					October 1, 2003[1]
		Year Ended September 30,			to September 30,
	2008	2007	2006	2005	2004

Total Investment Return

Total investment return	(5.76)%	4.45%	3.88%	3.13%	4.34%[2]
Ratios to Average Net Assets
Total expenses after fees paid indirectly and excluding interest expense	0.10%	0.10%	0.12%	0.10%	0.10%[3]
Total expenses after fees paid indirectly	0.15%	0.10%	0.12%	0.10%	0.10%[3]
Total expenses	0.15%	0.10%	0.12%	0.10%	0.10%[3]
Net investment income	5.59%	5.35%	4.90%	3.81%	3.39%[3]

Supplemental Data

Net assets, end of period (000)	$ 3,244,949	$ 3,980,172	$ 2,902,237	$ 2,871,830	$ 2,726,752
Portfolio turnover	1,081%[4]	153%	208%	235%	258%

[1]	Commencement of operations.

[2]	Aggregate total investment return.

[3]	Annualized.

[4]	Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.

See Notes to Financial Statements.

44 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Notes to Financial Statements Master Total Return Portfolio

1. Significant Accounting Policies:

Master Total Return Portfolio (the “Master Portfolio”) is a part of Master
Bond LLC (the “Master LLC”) and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company
Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master Portfolio’s financial statements are prepared in conformity with accounting princi-
ples generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation of Investments: The Master Portfolio values its corporate bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Master LLC’s Board of Directors (the “Board”).
In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such invest-
ments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Investments in open-end investment companies are valued at net-asset value each business day. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the pricing service or through brokers. Short-term securities are valued at amortized cost.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless its determined that such prior no longer reflects the Fair value option.
Over-the-counter options are valued by an independent pricing service using a mathematical model that incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Master Portfolio’s are determined as of such times.
Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the
NYSE that may not be reflected in the computation of the Master
Portfolio’s net assets. If events (for example, a company announcement, market vola-tility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Master Portfolio may engage in various portfolio investment strategies both to increase the return of the
Master Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•Financial futures contracts — The Master Portfolio may purchase or sell financial futures contracts and options on such futures contracts.
Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Master Portfolio deposits and maintains as col-
lateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Master Portfolio agrees to receive from, or pay, to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the
Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

45

Notes to Financial Statements (continued) Master Total Return Portfolio

•Foreign currency exchange contracts — The Master Porfolio may enter into foreign currency exchange contracts as a hedge against either specific transactions or portfolio positions. Foreign currency exchange contracts, when used by the Master Portfolio, help to manage the overall exposure to the foreign currency backing some of the invest-
ments held by the Master Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Master
Portfolio as an unrealized gain or loss. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the dif-
ference between the value at the time it was opened and the value at the time it was closed.

•Foreign currency options and futures — The Master Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid
(or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Master Portfolio, sold by the Master Portfolio but not yet deliv-
ered, or committed or anticipated to be purchased by the Master
Portfolio.

•Options — The Master Portfolio may purchase and write call and put options. When the Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold.
When an option expires (or the Master Portfolio enters into a closing transaction), the Master Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time dur-
ing the option period.

•Swaps — The Master Portfolio may enter into swap agreements con-
tracts in which the Master Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These period-
ic payments received or made by the Master Portfolio are recorded in the accompanying Statement of Operations as realized gains or loss-
es, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any.

Credit default swaps — Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consider-
ation for a guarantee from the counterparty to make a specific pay-
ment should a negative credit event take place.

Interest rate swaps — Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Total return swaps — Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return.
To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obli-
gation, the Master Portfolio will receive a payment from or make a payment to the counterparty.

•Swap options — Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granti-
ng or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

Foreign Currency Transactions: Foreign currency amounts are trans-
lated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Master Portfolio reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: The Master Portfolio
may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided

46 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Notes to Financial Statements (continued) Master Total Return Portfolio fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-
backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securi-
ties. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets
(i.e., loans) may be prepaid at any time. As a result, a decrease in inter-
est rates in the market may result in increases in the level of prepay-
ments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has pur-
chased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Master Portfolio may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S.
Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”)
are guaranteed as to the timely payment of principal and interest by
GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the
Federal National Mortgage Association (“FNMA”) include FNMA guaran-
teed Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these secu-
rities, can affect the value, income and/or liquidity of such positions.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, gener-
ally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Mortgage Dollar Rolls: The Master Portfolio may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity)
securities on a specific future date at an agreed-upon price. The market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.
Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Master Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Master
Portfolio, and the income from these investments will generate income for the Master Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Master Portfolio com-
pared with what the performance would have been without the use of dollar rolls.

Preferred Stock: The Master Portfolio may invest in preferred stocks.
Preferred stock has a preference over common stock in liquidation
(and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a pre-
ferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Reverse Repurchase Agreements: The Master Portfolio may enter into reverse repurchase agreements with qualified third party broker-dealers.
Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Master Portfolio enters into a reverse repur-
chase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. The Master Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

47

Notes to Financial Statements (continued) Master Total Return Portfolio

TBA Commitments: The Master Portfolio may enter into to-be-announced
(“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Master Portfolio’s other assets.
Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under
“Valuation of Investments.”

Zero-Coupon Bonds: The Master Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation: In cases in which the 1940 Act and the interpretive posi-
tions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio segregate assets in connection with certain invest-
ments (e.g., reverse repurchase agreements, swaps, swaptions or futures contracts), the Master Portfolio will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Master Portfolio has determined the ex-dividend dates. Interest income is recognized on the accrual basis. The Master Portfolio amortizes all premiums and discounts on debt securities.

Income Taxes: The Master Portolio is classified as a partnership for feder-
al income tax purposes. As such, each investor in the Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master
Portfolio. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on the interest, dividends and capital gains at various rates. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master
Portfolio can satisfy the requirements of Subchapter M of the Internal
Revenue Code.

Effective March 31, 2008, the Master Portfolio implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncer-
tainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and rec-
ognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Master Portfolio, and has determined that the adoption of FIN 48 did not have a material impact on the
Master Portfolio’s financial statements. The Master Portfolio files U.S.
federal and various state and local returns. No income tax returns are currently under examination. The statute of limitations on the Master
Portfolio’s U.S. federal tax returns remains open for the years ended
September 30, 2005 through September 30, 2007. The statute of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Master Portfolio’s financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS
161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of opera-
tions and financial position. In September 2008, FASB Staff Position
No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”), “Disclosures
about Credit Derivatives and Certain Guarantees: An Amendment
of FASB Statement No. 133 and FASB Interpretation No. 45; and
Clarification of the Effective Date of FASB Statement No. 161” was
issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133,
“Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods begin-
ning after November 15, 2008. The impact on the Master Portfolios’
financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds

48 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Notes to Financial Statements (continued) Master Total Return Portfolio are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Master LLC, on behalf of the Master Portfolio, entered into an
Investment Advisory Agreement with BlackRock Advisors LLC (the
“Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch &
Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc.,
are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Master Portfolio’s portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Master Portfolio. For such services, the
Master Portfolio pays a monthly fee based upon upon the aggregate average daily value of the net assets of the Master Portfolio and
BlackRock High Income Fund of BlackRock Bond Fund, Inc. at an annual rate of 0.20% of the aggregate average daily net assets not exceeding
$250 million; 0.15% of the aggregate average daily net assets in excess of $250 million but less than $500 milion; 0.10% of average daily net assets in excess of $500 million but less than $750 million and 0.05%
of the aggregate average daily net assets in excess of $750 million. For the year ended September 30, 2008, the aggregate average daily net assets of the Master Portfolio and BlackRock High Income Fund was
approximately $5,047,454,000.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Financial Management, Inc. (“BFM”), an affiliate of the
Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master Portfolio to the Advisor. For the year ended September 30,
2008, the Master Portfolio reimbursed the Advisor $64,013 for certain accounting services, which are included in accounting services in the
Statement of Operations.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are shown on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Master Portfolio reimburses the Advisor for compensation paid to the Master Portfolio’s
Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities and government securities, for the year ended September 30, 2008 were
$1,369,104,786 and $1,893,085,401, respectively.

For the year ended September 30, 2008, purchases and sales (includ-
ing paydowns) of U.S. government securities were $66,159,605,396 and $66,768,457,801, respectively.

Transactions in options written for the year ended September 30, 2008 were as follows:

		Premiums
	Contracts†	Received

Outstanding call options written,
beginning of year	1,068	$ 5,656,328
Options written	1,870	30,974,208
Options expired	(1,516)	(7,676,752)
Options exercised	(39)	(1,106,880)
Options closed	(786)	(6,568,209)

Outstanding call options written, end
of year	597	$ 21,278,695

† Some contracts represent a notional amount of $1,000,000.

		Premiums
	Contracts†	Received

Outstanding put options written,
beginning of year	1,068	$ 5,640,703
Options written	2,708	35,237,679
Options expired	(1,288)	(8,488,495)
Options exercised	(1)	(46,280)
Options closed	(1,370)	(7,385,109)

Outstanding put options written, end
of year	1,117	$ 24,958,498

† Some contracts represent a notional amount of $1,000,000.

4. Short-Term Borrowings:

The Master Portfolio, along with certain other funds managed by the
Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders, which expires November 2008 and was sub-
sequently renewed. The Master Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful pur-
poses other than for leverage. The Master Portfolio may borrow up to the maximum amount allowable under the Master Portfolio’s current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Master Portfolio pays a commitment fee of 0.06% per annum based on the Master Portfolio’s pro rata share of the unused portion of the credit agreement which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Master Portfolio did not borrow under the credit agreement during the year ended September 30, 2008.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

49

Notes to Financial Statements (concluded)	Master Total Return Portfolio

5. Reverse Repurchase Agreement:	On September 24, 2007, an investor of the Master Portfolio acquired all
For the year ended September 30, 2008, the Master Portfolio’s average	of the net assets of BlackRock Total Return Portfolio of BlackRock Funds
amount outstanding was approximately $69,529,000 and the daily	II, pursuant to a plan of reorganization. As a result of the reorganization,
weighted average interest rate was 2.78%.	which included $2,150,618 of net unrealized depreciation, the Master
Portfolio received an in-kind contribution of portfolio securities.
6. Acquisitions:
7. Subsequent Event:
On October 16, 2006, an investor of the Master Portfolio acquired all of
the net assets of BlackRock Intermediate Term Fund of BlackRock Bond	On September 15, 2008, Bank of America Corporation announced that
Fund, Inc. pursuant to a plan of reorganization. As a result of the reor-	it has agreed to acquire Merrill Lynch, one of the principal owners of
ganization, which included $674,588 of net unrealized depreciation, the	BlackRock, Inc. The purchase has been approved by the directors of both
Master Portfolio received an in-kind contribution of portfolio securities.	companies. Subject to shareholder and regulatory approvals, the trans-
action is expected to close on or before December 31, 2008.

Report of Independent Registered Public Accounting Firm	Master Total Return Portfolio

To the Shareholders and Board of
Directors of Master Bond LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Total Return Portfolio of
Master Bond LLC (the “Master LLC”), as of September 30, 2008, and
the related statement of operations for the year then ended, the state-
ments of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion.
An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of the securities owned as of
September 30, 2008, by correspondence with the custodian and brokers;
where replies were not received from brokers, we performed other audit-
ing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Master Total Return Portfolio of Master Bond LLC as of September 30,
2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Princeton, New Jersey November 26, 2008

50 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of BlackRock Total Return Fund (the “Portfolio”) of
BlackRock Bond Fund, Inc. (the “Fund”) and of Master Total Return
Portfolio (the “Master Portfolio”) of Master Bond LLC (the “Master LLC”)
met in April and June 2008 to consider the approval of Master LLC’s investment advisory agreement (the “Advisory Agreement”) with
BlackRock Advisors, LLC (the “Advisor”), the Master LLC’s investment advisor. The Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, which has the same investment objectives and strategies as the Portfolio. All investments are made at the Master
Portfolio level. The Board also considered the approval of the sub-
advisory agreement (the “Subadvisory Agreement”) between the
Advisor and BlackRock Financial Management, Inc. (the “Subadvisor”).
The Advisor and the Subadvisor are referred to herein as “BlackRock.”
For simplicity, the Portfolio, Fund, Master Portfolio and Master LLC
are referred to herein as the “Fund.” The Advisory Agreement and the
Subadvisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Directors”). The Directors are responsible for the oversight of the oper-
ations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent
Directors have retained independent legal counsel to assist them in con-
nection with their duties. The Chairman of the Board is an Independent
Director. The Board established four standing committees: an Audit
Committee, a Governance and Nominating Committee, a Compliance
Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L. ., and certain affiliates (the “Transaction”), the Fund entered into the
Advisory Agreement with an initial two-year term and the Advisor entered into the Subadvisory Agreement with the Subadvisor with an initial two-
year term. Consistent with the 1940 Act, prior to the expiration of the
Agreements’ respective initial two-year term, the Board is required to consider the continuation of the Fund’s Agreements on an annual basis.
In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the
Fund by the personnel of BlackRock and its affiliates, including invest-
ment management, administrative services, shareholder services, over-
sight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund’s Agreements, including the services and support provided to the Fund and its shareholders.
Among the matters the Board considered were: (a) investment perform-
ance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for market-
ing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its
Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by
BlackRock and its affiliates; (g) BlackRock’s and other service providers’
internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10,
2008, the Board reviewed materials relating to its consideration of the Agreements. At an in-person meeting held on June 5-6, 2008, the Fund’s Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement between the
Advisor and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Advisor and BlackRock
Financial Management, Inc. for a one-year term ending June 30, 2009.
In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10,
2008 meeting. As a result of the discussions that occurred during the
April 10, 2008 meeting, the Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5 – 6,
2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors:
(a) the nature, extent and quality of the services provided by BlackRock;
(b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the rela-
tionship with the Fund; (d) economies of scale; and (e) other factors.

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations.
These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008 51

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

of funds as determined by Lipper (“Peers”); (b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment man-
dates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock
(i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and
(iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valu-
ation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the
Fund. The Board did not identify any particular information as control-
ling, and each Director may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices.
The Board met with BlackRock’s senior management personnel respon-
sible for investment operations, including the senior investment officers.
The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s invest-
ment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock’s compensation
structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addi-
tion to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the
Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of addi-
tional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compli-
ance support; and (vi) performing other administrative functions neces-
sary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and com-
pliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s per-
formance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds.
The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Fund ranked in the third quartile on a net basis against its Lipper peer universe for each of the one, three and five year periods ended
December 31, 2007, respectively. In considering the Advisory Agreement, the Board expressed its concern with the Fund’s third quartile perform-
ance. The Board discussed the processes and the resources dedicated to the management of the Fund with BlackRock’s senior management and will continue its ongoing dialogue with BlackRock on the Fund’s performance.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Fund: The Board, including the Independent
Directors, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board consid-
ered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

52 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it pro-
vided the Fund. The Board was also provided with a profitability analy-
sis that detailed the revenues earned and the expenses incurred by
BlackRock and certain affiliates that provide services to the Fund. The
Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December
31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality invest-
ment management personnel to perform its obligations under the
Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board also noted that although the Fund (the Portfolio invests all of its assets into the Master Portfolio, a series of Master LLC, in a master-
feeder arrangement) has contractual advisory fees higher than its Peers, the Fund paid actual advisory fees, net of fee waivers, that were lower than or equal to the median of its Peers. The Board took into account that BlackRock has contractually agreed to waive the Portfolio’s advisory fee in the amount of the Portfolio’s share of the advisory fee paid by the Master Portfolio for as long as the Portfolio invests in the Master
Portfolio, thereby lowering Fund expenses. The Board also took into account that the Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Portfolio increases, thereby allowing shareholders the poten-
tial to participate in economies of scale. The Board further noted that
BlackRock has agreed to contractually cap the total annual operating expenses, excluding certain expenses, of one or more share classes of the Portfolio, at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees.

D. Economies of Scale: The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to partici-
pate in these economies of scale. The Board, including the Independent
Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add per-
sonnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund’s man-
agement fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the
Fund, including for administrative, transfer agency and distribution serv-
ices. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and trade execu-
tion practices throughout the year.

Conclusion

The Board approved the continuation of the Advisory Agreement between the Advisor and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Advisor and BlackRock
Financial Management, Inc. for a one-year term ending June 30, 2009.
Based upon their evaluation of all these factors in their totality, the
Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Directors and predecessor
Directors, and discussions between the Directors (and predecessor
Directors) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

53

Officers and Directors

Number of
	Position(s)			BlackRock-
	Held with	Length of		Advised Funds
Name, Address	Fund/	Time Served		and Portfolios	Public
and Year of Birth	Master LLC	as a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1]
Robert M. Hernandez	Chairman of the	Since	Formerly Director, Vice Chairman and Chief Financial Officer of USX	37 Funds	ACE Limited
40 East 52nd Street	Board, Director	2007	Corporation (energy and steel business) from 1991 to 2001.	104 Portfolios	(insurance company);
New York, NY 10022	and Member				Eastman Chemical
1944	of the Audit				Company (chemical);
	Committee				RTI International
Metals, Inc. (metals);
TYCO Electronics
(electronics)

Fred G. Weiss	Vice Chairman	Since	Managing Director, FGW Associates (consulting and investment	37 Funds	Watson
40 East 52nd Street	of the Board,	2007	company) since 1997; Director, Michael J. Fox Foundation for	104 Portfolios	Pharmaceutical Inc.
New York, NY 10022	Chairman of the		Parkinson’s Research since 2000; Formerly Director of BTG
1941	Audit Committee		International Plc (a global technology commercialization company)
	and Director		from 2001 to 2007.

James H. Bodurtha	Director	Since	Director, The China Business Group, Inc. (consulting firm) since 1996	37 Funds	None
40 East 52nd Street		2002	and formerly Executive Vice President thereof from 1996 to 2003;	104 Portfolios
New York, NY 10022			Chairman of the Board, Berkshire Holding Corporation since 1980.
1944

Bruce R. Bond	Director	Since	Formerly Trustee and Member of the Governance Committee, State	37 Funds	None
40 East 52nd Street		2007	Street Research Mutual Funds from 1997 to 2005; Formerly Board	104 Portfolios
New York, NY 10022			Member of Governance, Audit and Finance Committee, Avaya Inc.
1946			(computer equipment) from 2003 to 2007.

Donald W. Burton	Director	Since	Managing General Partner, The Burton Partnership, LP (an investment	37 Funds	Knology, Inc. (tele-
40 East 52nd Street		2007	partnership) since 1979; Managing General Partner, The South Atlantic	104 Portfolios	communications);
New York, NY 10022			Venture Funds since 1983; Member of the Investment Advisory Council		Capital Southwest
1944			of the Florida State Board of Administration from 2001 to 2007.		(financial)

Honorable	Director	Since	Partner and Head of International Practice, Covington and Burling	37 Funds	UPS Corporation
Stuart E. Eizenstat		2007	(law firm) since 2001; International Advisory Board Member, The Coca	104 Portfolios	(delivery service)
40 East 52nd Street			Cola Company since 2002; Advisory Board Member BT Americas
New York, NY 10022			(telecommunications) since 2004; Member of the Board of Directors,
1943			Chicago Climate Exchange (environmental) since 2006; Member of the
International Advisory Board GML (energy) since 2003.

Kenneth A. Froot	Director	Since	Professor, Harvard University since 1992.	37 Funds	None
40 East 52nd Street		2005		104 Portfolios
New York, NY 10022
1957

John F. O’Brien	Director	Since	Trustee, Woods Hole Oceanographic Institute since 2003; Formerly	37 Funds	Cabot Corporation
40 East 52nd Street		2007	Director, Allmerica Financial Corporation from 1995 to 2003; Formerly	104 Portfolios	(chemicals); LKQ
New York, NY 10022			Director, ABIOMED from 1989 to 2006; Formerly Director, Ameresco,		Corporation (auto
1943			Inc. (energy solutions company) from 2006 to 2007.		parts manufacturing);
TJX Companies, Inc.
(retailer)

Roberta Cooper Ramo	Director	Since	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, .A. (law firm)	37 Funds	None
40 East 52nd Street		2002	since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000;	104 Portfolios
New York, NY 10022			Director of ECMC Group (service provider to students, schools and
1942			lenders) since 2001; President Elect, The American Law Institute,
(non-profit), 2007; Formerly President, American Bar Association from
1995 to 1996.

54 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Officers and Directors (continued)

Number of
	Position(s)			BlackRock-
	Held with	Length of		Advised Funds
Name, Address	Fund/	Time Served		and Portfolios	Public
and Year of Birth	Master LLC	as a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1] (concluded)

Jean Margo Reid	Director	Since	Self-employed consultant since 2001; Director and Secretary, SCB,	37 Funds	None
40 East 52nd Street		2004	Inc. (holding company) since 1998; Director and Secretary, SCB	104 Portfolios
New York, NY 10022			Partners, Inc. (holding company) since 2000; Director, Covenant
1945			House (non-profit) from 2001 to 2004.

David H. Walsh	Director	Since	Director, National Museum of Wildlife Art since 2007; Director,	37 Funds	None
40 East 52nd Street		2007	Ruckleshaus Institute and Haub School of Natural Resources at the	104 Portfolios
New York, NY 10022			University of Wyoming since 2006; Director, The American Museum
1941			of Fly Fishing since 1997; Formerly Consultant with Putnam Investments from 1993 to 2003; Formerly Director, The National Audubon Society
from 1998 to 2005.

Richard R. West	Director	Since	Dean Emeritus, New York University’s Leonard N. Stern School of	37 Funds	Bowne & Co., Inc.
40 East 52nd Street	and Member	1980	Business Administration since 1995.	104 Portfolios	(financial printers);
New York, NY 10022	of the Audit				Vornado Realty Trust
1938	Committee				(real estate
company);
Alexander’s Inc.
(real estate
company)

[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Following the combination of Merrill Lynch Investment Managers, L (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s board in 2007, each director first became a member of the board of directors of other legacy
MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since 1995; Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E.
Eizenstat since 2001; Kenneth A. Froot since 2005; Robert M. Hernandez since 1996; John F. O’Brien since 2004; Roberta Cooper Ramo since
2000; Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since 1998; and Richard R. West since 1978.

Interested Directors[1]

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	184 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	295 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Laurence D. Fink	Director	Since	Chairman and Chief Executive Officer of BlackRock, Inc. since its	37 Funds	None
40 East 52nd Street		2007	formation in 1998 and of BlackRock, Inc.’s predecessor entities since	104 Portfolios
New York, NY 10022			1988 and Chairman of the Executive and Management Committees;
1952			Formerly Managing Director, The First Boston Corporation, Member of
its Management Committee, Co-head of its Taxable Fixed Income
Division and Head of its Mortgage and Real Estate Products Group;
Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs
Committee and a member of the Executive Committee, the Ad Hoc
Committee on Board Governance, and the Committee on Trustees; Co-
Chairman of the NYU Hospitals Center Board of Trustees, Chairman of
the Development/Trustee Stewardship Committee and Chairman of the
Finance Committee; Trustee, The Boys’ Club of New York.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	295 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

1 Messrs. Davis and Fink are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund due to his consulting arrangement with BlackRock, Inc. as well as his ownership of BlackRock, Inc. and PNC Securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

55

Officers and Directors (concluded)

Position(s)
Held with
Name, Address	Fund/	Length of
and Year of Birth	Master LLC	Time Served	Principal Occupation(s) During Past 5 Years
Fund Officers[1]

Donald C. Burke	Fund/Master LLC	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L (“MLIM”) and Fund Asset Management, L (“FAM”) in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since
40 East 52nd Street	President	2007	2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986
New York, NY 10022			and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and
1962			Acquisitions Group.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from
New York, NY 10022	Officer		1992 to 2006.
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian . Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the
40 East 52nd Street	Compliance	2007	BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005;
New York, NY 10022	Officer of the		Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
1959	Fund/Master LLC		Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard B. Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

[1] Officers of the Fund/Master LLC serve at the pleasure of the Board of Directors.

Further information about the Fund’s Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian	Transfer Agent		Accounting Agent	Independent Registered	Legal Counsel
State Street Bank and	PNC Global Investment		State Street Bank and	Public Accounting Firm	Willkie Farr & Gallagher LLP
Trust Company	Servicing (U.S.) Inc.		Trust Company	Deloitte & Touche LLP	New York, NY 10019
Boston, MA 02101	New York, NY 10286		Princeton, NJ 08540	Princeton, NJ 08540

56 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

57

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC votes proxies relating to securities held in the Fund’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-Q. The Fund’s/Master LLC Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Fund’s/Master LLC Forms N-Q may also be
obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM – 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

58 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. SEPTEMBER 30, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Global SmallCap Fund	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Healthcare Fund	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock Index Equity Portfolio*	Opportunities Portfolio
BlackRock Equity Dividend Fund	BlackRock International Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock EuroFund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Focus Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Value Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Global Allocation Fund†	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio
BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

SEPTEMBER 30, 2008

59

This report is not authorized for use as an offer of sale or a solici-
tation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Bond Fund, Inc.

100 Bellevue Parkway

Wilmington, DE 19809

#10251-1-9/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the
“board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Ronald W. Forbes (term ended, effective November 1, 2007)
Robert M. Hernandez (term began, effective November 1, 2007)
Fred G. Weiss (term began, effective November 1, 2007)
Richard R. West

Under applicable securities laws, a person determined to be an audit committee financial expert will not deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert
The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock Total	$6,800	$6,600	$0	$0	$6,100	$6,100	$1,049	$1,042
Return Fund

Master Total Return
Portfolio	$48,300	$45,500	$0	$0	$9,200	$9,200	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the
SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-
audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed
$10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-
approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-
audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock Total Return Fund	$294,649	$291,642

Master Total Return Portfolio	$296,700	$293,700

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master
Bond LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of
Master Bond LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of
Master Bond LLC

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of
Master Bond LLC

Date: November 24, 2008